                                                                                           Registration No. 2-91683
                                                                                           File No. 811-4054

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                               [ ]

Post-Effective Amendment No. 28                                                                                 [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 27                                                                                                [X]

                                                  OPPENHEIMER NEW YORK MUNICIPAL FUND
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                                          (Exact Name of Registrant as Specified in Charter)

                                    498 Seventh Avenue, New York, New York 10018
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                                          (Address of Principal Executive Offices) (Zip Code)

                                                             212-323-0200
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                                         (Registrant's Telephone Number, including Area Code)

                                                         Robert G. Zack, Esq.
                                                        OppenheimerFunds, Inc.
                                             498 Seventh Avenue, New York, New York 10018
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]    Immediately upon filing pursuant to paragraph (b)
[ ]    On ___________ pursuant to paragraph (b)
[ ]    60 days after filing pursuant to paragraph (a)(1)
[ ]    On _______________pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[X]    On November 22, 2002 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
New York Municipal Fund
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Prospectus dated November 22, 2002

                                                             Oppenheimer New York Municipal Fund is a mutual fund.
                                                             It seeks current income exempt from federal, New York
                                                             State and New York City personal income taxes by
                                                             investing in municipal securities, while attempting to
                                                             preserve capital.

                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.
As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.

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                                                                       (logo) OppenheimerFunds
                                                                       The Right Way to Invest

CONTENTS

                           A B O U T  T H E  F U N D

                           The Fund's Investment Objective and Strategies

                           Main Risks of Investing in the Fund

                           The Fund's Past Performance

                           Fees and Expenses of the Fund

                           About the Fund's Investments

                           How the Fund is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink
                           OppenheimerFunds Internet Website

                           How to Sell Shares
                           By Mail
                           By Telephone
                           By Checkwriting

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks the maximum current income exempt from federal, New York
State and New York City income taxes for individual investors consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in New York municipal securities that pay interest exempt from federal and New York personal income taxes.  These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases.  Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's Investors Service, Inc. ("Moody's").

         Under normal market conditions the Fund attempts to invest 100% of its assets in municipal securities exempt from federal personal income taxes, and as fundamental policies, the Fund invests:
     What is a Municipal Security?  A municipal security is essentially a loan by the buyer to the issuer of the security.  The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income tax.

     What is a Municipal Security?  A municipal security is essentially a loan by the buyer to the issuer of the security.  The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income tax.

     o   At least 80% of its assets in municipal securities, and
     o   At least 65% of its assets in New York municipal securities.

         Securities that generate income subject to alternative minimum tax (AMT) will count towards the 80%
         municipal securities requirement.

         The Fund does not limit its investments to securities of a particular maturity range, and may hold short-, intermediate-, and long-term securities.  However, it currently focuses on longer-term securities to seek higher yields.  The Fund also uses hedging instruments and certain derivative investments to try to enhance income or to manage investment risks.  These investments are more fully explained in "About the Fund's
Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In selecting securities for the Fund, the portfolio managers look primarily throughout New York for municipal securities, using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:
     o   Securities that provide high current triple tax-free income
     o   A wide range of securities of different issuers within the state, including different agencies and municipalities to help spread risk
     o   Securities having favorable or improving credit characteristics
     o   Special situations that provide opportunities for value.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for individual investors who are seeking income exempt from federal, New York State and New York City personal income taxes.  It does not seek capital gains or growth.
Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is intended to be a long-term investment, but is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISKS.  Municipal securities are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.  The Fund currently focuses on longer-term securities to seek higher income.
Therefore, its share prices may fluctuate more when interest rates change.

                  |X|  Borrowing for Leverage.  As a fundamental policy, the Fund can borrow from banks in amounts up to 33 1/3% of its total assets for emergency purposes or to buy portfolio securities, and this use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.

RISK OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES.  While the Fund's fundamental policies do not allow it to concentrate 25% or more of its assets in a single industry, municipal securities are not considered an "industry" under that policy. The Fund is "diversified" as to 75% of its assets, which means that, as to 75%
of its assets, it cannot invest more than 5% of its assets in the securities of any one issuer.  However, the
Fund can invest a substantial percentage of its assets in the obligations of the State of New York or particular
New York municipal governments, authorities or agencies.

         On September 11, 2001, terrorist attacks destroyed the World Trade Center, resulted in substantial loss of life and damaged other buildings in the vicinity. The attack also resulted in disruption of public transportation and business and displacement of residents in the immediate vicinity of the World Trade Center. It is expected that the destruction of the World Trade Center will have a substantial impact on the City and its economy. The Statement of Additional Information contains further information concerning special investment considerations for New York municipal securities, including the effect of the events of September 11, 2001 on New
York City and New York State.

         Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political problems in New York.

RISKS OF USING DERIVATIVE INVESTMENTS.  The Fund uses derivatives to seek increased returns or to try to hedge investment and interest rate risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives the Fund uses.

         If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform.  If that happens, the Fund will get less income than expected, its hedge might be unsuccessful and its share prices could fall. Some derivatives may be illiquid, making it difficult to sell them at an acceptable price. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the
Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also entail risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective. The value of the Fund's investments and share prices will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.

         Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to economic, political and market events that affect issuers of New York municipal securities. Those changes can affect the value of the Fund's investments and its prices per share.  The Fund's derivative investments have additional risks that can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the
Fund is more conservative than some types of bond funds, such as high yield bond funds, but has greater risks than funds that invest only in investment-grade bonds or that are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last 10 calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes,
                                                                                                               -
compare to those of a broad-based market index. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                           Annual Total Returns (Class A) (as of 12/31 each year)

               [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was _____%
(_Qtr__) and the lowest return (not annualized) for a calendar quarter was ________% (_Qtr__).

                                               ------------------------ ------------------------- -------------------------

Average Annual Total Returns                              1 Year             5 Years               10 Years
for the periods ended September 30, 2002               (or life of     (or life of class,    (or life of class, if
                                                     class, if less)        if less)                 less)

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                                               ------------------------ ------------------------- -------------------------

Class A Shares (inception 8/16/84)
  Return Before Taxes                                    ______%             ______%                ______%
  Return After Taxes on Distributions                    ______%             ______%                ______%
  Return  After  Taxes on  Distributions  and            ______%             ______%                ______%
  Sale of Fund Shares

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                                               ------------------------ ------------------------- -------------------------

Lehman Brothers Municipal Bond Index (reflects no        ______%             ______%               ______%1
deduction for fees, expenses or taxes)

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                                               ------------------------ ------------------------- -------------------------

Class B Shares (inception 3/01/93)                       ______%             ______%                ______%

---------------------------------------------------------------------------------------------------------------------------
                                               ------------------------ ------------------------- -------------------------

Class C Shares (inception 8/29/95)                    ______%             ______%                ______%

---------------------------------------------------------------------------------------------------------------------------
1.From 12/31/89.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and
2% (5-years); for Class C, the 1% contingent deferred sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.  The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  Index performance reflects reinvestment of income, but does not reflect transaction costs. The index includes municipal securities from many states while the Fund focuses on New York municipal securities.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2002.

Shareholder Fees (charges paid directly from your investment):

                                                 Class A Shares          Class B Shares         Class C Shares
------------------------------------------------ ----------------------- ---------------------- -----------------------
Maximum Sales Charge (Load) on purchases (as %
of offering price)                                       4.75%                   None                    None
------------------------------------------------ ----------------------- ---------------------- -----------------------
Maximum Deferred Sales Charge (Load) (as % of            None1                                           1%3
the lower of the original offering price or                                       5%2
redemption proceeds)
------------------------------------------------ ----------------------- ---------------------- -----------------------
1.   A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class
     A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                               Class A Shares                                   Class C Shares
                                                                       Class B Shares
---------------------------------------------- ----------------------- ------------------------ -----------------------
Management Fees
                                                       0.54%                    0.54%                   0.54%
----------------------------------------------
---------------------------------------------- ----------------------- ------------------------ -----------------------
Distribution and/or Service (12b-1) Fees
                                                       0.23%                    1.00%                   1.00%
---------------------------------------------- ----------------------- ------------------------ -----------------------
Other Expenses
                                                       0.07%                    0.07%                   0.07%
---------------------------------------------- ----------------------- ------------------------ -----------------------
Total Annual Operating Expenses
                                                       0.84%                    1.61%                   1.61%
---------------------------------------------- ----------------------- ------------------------ -----------------------

Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time.

The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit those fees to 0.35% per annum of all classes. That undertaking is effective October 1, 2001, is pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" were the same as shown above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated, and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:
If shares are redeemed:                 1 Year                3 Years             5 Years            10 Years1
--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class A Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class B Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------
--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class C Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------

If shares are not redeemed:             1 Year                3 Years             5 Years            10 Years1
--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class A Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class B Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------
--------------------------------------- --------------------- ------------------- ------------------ -----------------

Class C Shares                          $                     $                   $                  $

--------------------------------------- --------------------- ------------------- ------------------ -----------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but
Class B and Class C expenses do not include contingent deferred sales charges.
1.   Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share prices and yield of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.

Municipal Securities.  The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations. The Fund invests mainly in New York municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to New York State personal income tax. These are debt obligations issued by the State of New
         York and its political subdivisions (such as cities, towns, and counties), and their agencies, instrumentalities and authorities.  The term "New York municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest paid on those securities is not subject to New York personal income tax.

         The Fund can also buy other municipal securities, issued by the governments of the other states and the
         District of Columbia, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the
         United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term municipal securities (which are generally referred to as "bonds") have a maturity of more than one year when issued. The Fund generally focuses on long-term securities, to seek higher income.

         The Fund can buy municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also can buy "revenue obligations" whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

     o   Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.
         They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund limits its investments in municipal securities that at the time of purchase are not "investment-grade" to not more than 25% of its total assets.  "Investment grade"
         securities are those rated within the four highest rating categories of Moody's, Standard & Poor's
         Rating Services or Fitch, Inc. or another nationally- recognized rating organization, or  (if unrated)
         judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of rating organizations are in Appendix A to the Statement of Additional Information.  If a security is not rated, the Manager will use its judgment to assign a rating to the security comparable to that of a rating organization.

         The Manager relies to some extent on credit ratings by nationally-recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.
         It also uses its own research and analysis to evaluate risks.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

     o   Special Credit Risks of Lower-Grade Securities.  Municipal securities that are below investment grade
         (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted according to a specified market rate, such as a percentage of the prime rate of a bank or the ninety-one
         (91) day U.S. Treasury Bill rate.

     o   Inverse Floaters Have Special Risks.  Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.
         As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks although some of them are designed to help reduce overall investment or market risks.

Other Derivatives. The Fund may also invest in other derivative investments that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are hedging instruments, such as options, interest rate swaps, and futures based on municipal bond indices or swap indices.

     o   Hedging.  The Fund can buy and sell certain kinds of futures contracts and put and call options and can enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them.  The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

         Some hedging strategies are designed to protect the portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

Hedging involves risks.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

        Options trading involves the payment of premiums and can increase portfolio turnover. Interest rate swaps are subject to credit risks and interest rate risks.  The Fund could be obligated to pay more under its swap agreements than it receives under them as a result of interest rate changes.  The Fund may not enter into swaps with respect to more than 25% of its total assets.

Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities.  The Fund obtains the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security has a contractual  restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.  The Fund will not invest more than 15% of its net assets in illiquid securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Temporary Defensive and Interim Investments.   In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments.
         Generally, they would be high quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed assets of more than $125 billion in assets as of June 30, 2002, including other
Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue,
New York, New York 10018.

     Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.
         Mr. Fielding is a Senior Vice President of the Manager (since January 1996).  Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
         0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.  The
         Fund's management fee for its last fiscal year ended September 30, 2001, was 0.54% of average annual net assets for each class of shares.

At a meeting held on December 13, 2001, the Board of Trustees/Directors of the Fund approved various changes to the Fund's fundamental investment policies and submission of an amended and restated declaration of trust to shareholders for approval. Approval of the Fund's shareholders is required before the Fund's fundamental investment policies can be changed and before an amended and restated declaration of trust can be adopted. On or about June 20, 2002, shareholders of the Fund on the record date were mailed proxy material explaining the reasons for the proposed changes. In addition, on or about June 20, 2002, a copy of the proxy statement was available for information purposes on the OppenheimerFunds website at www.oppenheimerfunds.com. After that date, shareholders may also call 1.800.708.7780 to request a copy of the proxy statement. If the proposals are approved by shareholders, the Fund's prospectus and/or statement of additional information will be revised to reflect the approved changes.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES?  You can buy shares several ways as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o   Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.CALL.OPP (1.800.255.5677) to notify the Distributor of the wire, and to receive further instructions.

     o   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     o   Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund  automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
         AccountLink.  Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.

     o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25.

o        The minimum initial investment in any such plan accounts established on or after November 1, 2002 is
         $50. The minimum additional investment to such plan accounts that were established prior to November 1,
         2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must invest at least $500.

     o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million).
         The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

-------------------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.

-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

     o   Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years, you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o   Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to
         Class B and Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.
         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and
         Class C asset-based sales charge described below and in the Statement of Additional Information.  Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer
Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.  In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

   Amount of Purchase                                             Front-End Sales
                                       Front-End Sales
                                         Charge As a                Charge As a              Concession As
                                        Percentage of            Percentage of Net           Percentage of
                                       Offering Price             Amount Invested           Offering Price

   ------------------------------ -------------------------- -------------------------- ------------------------
   Less than $50,000                        4.75%                      4.98%                     4.00%
   ------------------------------ -------------------------- -------------------------- ------------------------
   $50,000 or more but                      4.50%                      4.71%                     4.00%
   less than $100,000
   ------------------------------ -------------------------- -------------------------- ------------------------
   $100,000 or more but                     3.50%                      3.63%                     3.00%
   less than $250,000
   ------------------------------ -------------------------- -------------------------- ------------------------
   $250,000 or more but                     2.50%                      2.56%                     2.25%
   less than $500,000
   ------------------------------ -------------------------- -------------------------- ------------------------
   $500,000 or more but                     2.00%                      2.04%                     1.80%
   less than $1 million
   ------------------------------ -------------------------- -------------------------- ------------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the
Statement of Additional Information.

     Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more.  The Distributor pays dealers of record concessions in an amount equal to .50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

              If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

              The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all
              Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

  Years Since Beginning of Month in Which                   Contingent Deferred Sales Charge on
                                                            Redemptions in That Year
  Purchase Order was Accepted                               (As % of Amount Subject to Charge)
  --------------------------------------------------------- -------------------------------------------------------
  0 - 1                                                     5.0%
  --------------------------------------------------------- -------------------------------------------------------
  1 - 2                                                     4.0%
  --------------------------------------------------------- -------------------------------------------------------
  2 - 3                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  3 - 4                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  4 - 5                                                     2.0%
  --------------------------------------------------------- -------------------------------------------------------
  5 - 6                                                     1.0%
  --------------------------------------------------------- -------------------------------------------------------
  6 and following                                           None
  --------------------------------------------------------- -------------------------------------------------------
In the table, a "year" is a 12 month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below.
         The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
         Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares.  The Fund has adopted Distribution and Service
         Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing
         Class B and Class C shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares.  The
         Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by  1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. See the Statement of Additional Information for exceptions.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00%
         of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concessions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     o   transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
     o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.CALL.OPP.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.CALL.OPP.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.CALL.OPP.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.CALL.OPP for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                             ------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.CALL.OPP. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege or by telephone.  You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

     o   a  U.S. bank, trust company, credit union or savings association,
     o   a foreign bank that has a U.S. correspondent bank,
     o   a  U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o   a  U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.CALL.OPP.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and

     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231
------------------------------------------------------------ ---------------------------------------------------------

HOW DO YOU SELL SHARES TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.CALL.OPP

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

o        Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

o        Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CHECKWRITING.  To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.CALL.OPP to request checkwriting for an account in this Fund with the same registration as the other account.

     o   Checks can be written to the order of whomever you wish, but may not be cashed at the  bank the checks are payable through or the Fund's custodian bank.
     o   Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

     o   Checks must be written for at least $100. Effective November 1, 2002, this amount will increase to $500 for newly issued checkbooks. Checks written below the stated amount on the check will not be accepted.

     o   Checks cannot be paid if they are written for more than your account value.  Remember, your shares fluctuate in value and you should not write a check close to the total account value.
     o   You may not write a check that would require the Fund to redeem shares that were purchased by check or
         Asset Builder Plan payments within the prior ten (10) days.
     o   Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.CALL.OPP.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:
     o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

     o   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the
Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING  through the
         National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.CALL.OPP. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

         The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the fund will pay any capital gains distributions in a particular year.  Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum taxation. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Fund from interest it receives from New York municipal securities will be exempt from New York State and New York City personal income taxes.  Dividends paid from municipal securities of other issuers normally will be treated as taxable ordinary income subject to New York State and City personal income taxes.  Distributions of any net long-term capital gains distribution will be taxable as ordinary income for New
York State and City personal income tax purposes.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Fund's price share fluctuates, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal and state income tax information about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information About
Oppenheimer New York Municipal Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------ ---------------------------------------------------------

By Telephone:                                                Call OppenheimerFunds Services toll-free:
                                                             1.800.CALL.OPP (1.800.225.5677)

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             OppenheimerFunds Services
                                                             P.O. Box 5270
                                                             Denver, Colorado 80217-5270
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the Internet:                                             You can send us a request by e-mail or can read or
                                                             download documents on the OppenheimerFunds website:
                                                             WWW.OPPENHEIMERFUNDS.COM
                                                             ------------------------
------------------------------------------------------------ ---------------------------------------------------------
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a
                                                -----------
duplicating fee by electronic request at the SEC's e-mail address: PUBLICINFO@SEC.GOV or by writing to the SEC's
                                                                   ------------------
Public Reference Section, Washington D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                     The Fund's shares are distributed by:
The Fund SEC File No. 811-4054                                       (logo)OppenheimerFunds Distributor, Inc.

PR0360.002.1102

                                                                  Printed on recycled paper.

                                           APPENDIX TO THE PROSPECTUS OF
                                        OPPENHEIMER NEW YORK MUNICIPAL FUND

         Graphic material included in the Prospectus of Oppenheimer New York Municipal Fund ("the Fund") "Annual
Total Returns (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------ -------------------------------------------------
             Calendar Year Ended:                              Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                                              13.15%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                                              -8.79%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                                              17.62%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                                              4.13%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                                              9.16%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                                              5.83%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                                              -4.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                                              11.35%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                                              4.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

12/31/02%

------------------------------------------------ -------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer New York Municipal Fund
---------------------------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.CALL.OPP (1.800.225.5677)

Statement of Additional Information dated November 22, 2002

         This Statement of Additional  Information  is not a Prospectus.  This document  contains  additional  information  about the Fund and supplements  information in the Prospectus  dated November 22, 2002. It should be read together with the Prospectus,  which may be obtained by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,  Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                               Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks..............................................
       The Fund's Investment Policies..............................................................................
       Municipal Securities........................................................................................
       Other Investment Techniques and Strategies..................................................................
       Investment Restrictions.....................................................................................
How the Fund is Managed............................................................................................
       Organization and History....................................................................................
       Trustees and Officers of the Fund...........................................................................
       The Manager ................................................................................................
Brokerage Policies of the Fund.....................................................................................
Distribution and Service Plans.....................................................................................
Performance of the Fund............................................................................................

About Your Account
How To Buy Shares..................................................................................................
How To Sell Shares.................................................................................................
How to Exchange Shares.............................................................................................
Dividends and Taxes................................................................................................
Additional Information About the Fund..............................................................................

Financial Information About the Fund
Independent Auditors' Report.......................................................................................
Financial Statements ..............................................................................................

---------------------------------------------------------------------------------------------------------------------------------------

A B O U T  T H E  F U N D
---------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The  investment  objective and the  principal  investment  policies and the main risks of the Fund are  described in the  Prospectus.
This Statement of Additional  Information  contains  supplemental  information about those policies and risks and the types of securities that the Fund's investment Manager,  OppenheimerFunds,  Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's Manager can use in selecting  portfolio  securities  will vary over time.  The Fund is not required to use all of the  investment  techniques  and  strategies described  below in seeking its goal.  It can use some of the special  investment  techniques  and  strategies at some times or not at all.The
Fund does not make  investments  with the objective of seeking capital growth.  However,  the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities  varies inversely with changes in prevailing  interest  rates,  if interest rates increase after a security is purchased,  that security will normally fall in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However,  those  fluctuations  in value will not generally  result in realized  gains or losses to the Fund unless the Fund sells the security prior to the security's  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually  intend to dispose of  securities  prior to their  maturity,  but may do so for  liquidity  purposes,  or because of other factors affecting the issuer that cause the Manager to sell the particular  security.  In that case, the Fund could realize a capital gain or loss on the sale.

         There are  variations in the credit  quality of municipal  securities,  both within a particular  rating  classification  and between classifications.  These variations depend on numerous  factors.  The yields of municipal  securities depend on a number of factors,  including general conditions in the municipal securities market, the size of a particular  offering,  the maturity of the obligation and rating (if any)
of the issue. These factors are discussed in greater detail below.

|X|      Portfolio  Turnover.  A change in the securities  held by the Fund from buying and selling  investments is known as "portfolio turnover."  Short-term trading increases the rate of portfolio turnover and could increase the Fund's  transaction  costs.  However,  the Fund ordinarily  incurs little or no brokerage  expense because most of the Fund's portfolio  transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade  securities to achieve capital gains,  because they would not be tax-exempt  income.  To a limited degree, the Fund may engage in short-term  trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio  security  prior to its  maturity.  That might be done if, on the basis of a revised  credit  evaluation of the issuer or other considerations,  the Manager  believes such  disposition  is advisable or the Fund needs to generate  cash to satisfy  requests to redeem Fund shares.  In those cases,  the Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio  turnover rate normally is not expected to exceed 50%.

Municipal  Securities.  The types of  municipal  securities  in which the Fund may invest are  described  in the  Prospectus  under "About the
Fund's  Investments."  Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X|      Municipal Bonds. We have classified longer term municipal  securities as "municipal  bonds." The principal  classifications of long-term municipal bonds are "general obligation" and "revenue"  (including  "industrial  development") bonds. They may have fixed,  variable or floating rates of interest, as described below.

         Some bonds may be  "callable,"  allowing the issuer to redeem them before  their  maturity  date.  To protect  bondholders,  callable bonds may be issued with  provisions  that  prevent  them from being  called for a period of time.  Typically,  that is 5 to 10 years from the issuance  date.  When interest  rates decline,  if the call  protection on a bond has expired,  it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|X|      General  Obligation  Bonds.  The basic security behind general  obligation  bonds is the issuer's pledge of its full faith and credit and taxing,  if any,  power for the repayment of principal  and the payment of interest.  Issuers of general  obligation  bonds include states,  counties,  cities,  towns,  and  regional  districts.  The  proceeds  of these  obligations  are used to fund a wide  range of public projects,  including  construction or improvement of schools,  highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the  payment of debt  service on these  bonds may be  limited  or  unlimited.  Additionally,  there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|X|      Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility, group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific  revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.  Examples include electric,  gas, water and sewer systems;  highways,  bridges, and tunnels;  port and airport facilities; colleges and universities; and hospitals.

         Although the principal  security for these types of bonds may vary from bond to bond,  many provide  additional  security in the form of a debt service  reserve  fund that may be used to make  principal  and  interest  payments on the  issuer's  obligations.  Housing  finance authorities have a wide range of security,  including partially or fully insured mortgages,  rent subsidized and/or collateralized  mortgages, and/or the net revenues from housing or other public  projects.  Some  authorities  provide further  security in the form of a state's ability
(without obligation) to make up deficiencies in the debt service reserve fund.

|X|      Industrial  Development  Bonds.  Industrial  development  bonds are considered  municipal bonds if the interest paid is exempt from  federal  income  tax.  They are issued by or on behalf of public  authorities  to raise  money to  finance  various  privately  operated facilities  for  business  and  manufacturing,  housing,  sports,  and  pollution  control.  These  bonds may also be used to  finance  public facilities such as airports,  mass transit systems,  ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the  facility's  user to meet its  financial  obligations  and the  pledge,  if any,  of real and  personal  property financed by the bond as security for those payments.

|X|      Private Activity  Municipal  Securities.  The Tax Reform Act of 1986 (the "Tax Reform Act")  reorganized,  as well as amended, the rules  governing  tax exemption  for interest on certain  types of municipal  securities.  The Tax Reform Act generally did not change the tax  treatment  of bonds  issued in order to finance  governmental  operations.  Thus,  interest on general  obligation  bonds issued by or on behalf of state or local  governments,  the  proceeds  of which are used to  finance  the  operations  of such  governments,  continues  to be tax-exempt.  However,  the Tax Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental  (private)  purposes.  More  stringent restrictions  were placed on the use of  proceeds of such bonds.  Interest  on certain  private  activity  bonds is taxable  under the revised rules.  There is an exception for "qualified"  tax-exempt  private  activity  bonds,  for example,  exempt  facility bonds  including  certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

         In addition,  limitations  as to the amount of private  activity  bonds which each state may issue were  revised  downward by the Tax
Reform Act,  which will reduce the supply of such bonds.  The value of the Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private  activity bonds issued after August 7, 1986,  which continues to be tax-exempt,  will be treated as a tax preference item subject to the alternative  minimum tax (discussed below) to which certain taxpayers are subject.  The Fund may hold municipal securities the interest on which (and thus a  proportionate  share of the  exempt-interest  dividends paid by the Fund) will be subject to the
Federal alternative minimum tax on individuals and corporations.

         The Federal  alternative  minimum tax is designed to ensure that all persons who receive  income pay some tax,  even if their regular tax is zero.  This is  accomplished  in part by  including  in  taxable  income  certain  tax  preference  items  that  are used to  calculate alternative  minimum taxable income.  The Tax Reform Act made  tax-exempt  interest from certain private  activity bonds a tax preference item for purposes of the alternative  minimum tax on individuals and  corporations.  Any  exempt-interest  dividend paid by a regulated  investment company will be treated as interest on a specific  private  activity  bond to the extent of the  proportionate  relationship  the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In  addition,  corporate  taxpayers  subject  to the  alternative  minimum  tax  may,  under  some  circumstances,  have  to  include exempt-interest  dividends in  calculating  their  alternative  minimum  taxable  income.  That could occur in situations  where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine  whether a municipal  security is treated as a taxable  private  activity bond, it is subject to a test for: (a) a trade or business use and security  interest,  or (b) a private loan  restriction.  Under the trade or business use and security  interest  test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private  business  purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or  indirectly  derived from such private use or is secured by the  privately used  property or the payments  related to the use of the  property.  For certain  types of uses, a 5% threshold is  substituted  for this 10%
threshold.

         The term "private  business use" means any direct or indirect use in a trade or business  carried on by an individual or entity other than a state or  municipal  governmental  unit.  Under the private  loan  restriction,  the amount of bond  proceeds  that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus,  certain issues of municipal  securities could lose their tax-exempt  status  retroactively if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation  of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt  status  retroactively,  there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally,  a private activity bond that would otherwise be a qualified  tax-exempt private activity bond will not, under Internal
Revenue  Code Section  147(a),  be a qualified  bond for any period  during  which it is held by a person who is a  "substantial  user" of the facilities or by a "related  person" of such a substantial  user.  This  "substantial  user"  provision  applies  primarily to exempt facility bonds,  including  industrial  development  bonds.  The Fund may invest in  industrial  development  bonds and other private  activity  bonds.
Therefore,  the Fund may not be an appropriate  investment  for entities which are  "substantial  users" (or persons  related to  "substantial users") of such exempt facilities.  Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

         A  "substantial  user" of such  facilities  is defined  generally  as a  "non-exempt  person who  regularly  uses part of a facility"
financed from the proceeds of exempt  facility  bonds.  Generally,  an individual  will not be a "related  person" under the Internal  Revenue
Code unless such  individual or the  individual's  immediate  family (spouse,  brothers,  sisters and immediate  descendants)  own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership  which is a "substantial  user" of a facility financed from the proceeds of exempt facility bonds.

|X|      Municipal  Notes.  Municipal  securities  having a  maturity  (when  the  security  is  issued)  of less than one (1) year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term  working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

|_|      Tax  Anticipation  Notes.  These are issued to finance working  capital needs of  municipalities.  Generally,  they are issued in anticipation  of various  seasonal tax revenue,  such as income,  sales,  use or other business taxes,  and are payable from these specific future taxes.

|_|      Revenue  Anticipation  Notes.  These are notes  issued in  expectation  of receipt of other types of revenue,  such as Federal revenues available under Federal revenue-sharing programs.

|_|      Bond  Anticipation  Notes. Bond  anticipation  notes are issued to provide interim financing until long-term  financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_|      Construction  Loan  Notes.  These  are sold to  provide  project  construction  financing  until  permanent  financing  can be secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies,  such as the
Federal Housing Administration.

|X|      Tax-Exempt  Commercial  Paper.  This type of short-term  obligation  (usually  having a maturity of two hundred  seventy (270)
days or less) is issued by a municipality to meet current working capital needs.

|X|      Municipal  Lease  Obligations.  The  Fund's  investments  in  municipal  lease  obligations  may be  through  certificates  of participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.
         Some municipal lease securities may be deemed to be "illiquid"  securities.  Their purchase by the Fund would be limited as described below in "Illiquid  Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of Trustees.

         Those guidelines require the Manager to evaluate:
         o    the frequency of trades and price quotations for such securities;
         o    the number of dealers or other potential buyers willing to purchase or sell such securities;
         o    the availability of market-makers; and
         o    the nature of the trades for such securities.

         Municipal  leases have special  risk  considerations.  Although  lease  obligations  do not  constitute  general  obligations  of the municipality for which the municipality's  taxing power is pledged, a lease obligation is ordinarily backed by the municipality's  covenant to
budget  for,   appropriate  and  make  the  payments  due  under  the  lease   obligation.   However,   certain  lease   obligations   contain
"non-appropriation"  clauses which provide that the  municipality has no obligation to make lease or installment  purchase  payments in future years unless money is  appropriated  for that  purpose on a yearly  basis.  While the  obligation  might be secured by the lease,  it might be difficult to dispose of that property in case of a default.

         Projects  financed with  certificates of participation  generally are not subject to state  constitutional  debt limitations or other statutory  requirements  that may apply to other  municipal  securities.  Payments  by the  public  entity on the  obligation  underlying  the certificates  are  derived  from  available  revenue  sources.  That  revenue  might be diverted  to the  funding of other  municipal  service projects.  Payments of interest and/or  principal with respect to the  certificates  are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of  "non-appropriation,"  municipal  lease  securities do not have as highly liquid a market as  conventional municipal bonds.  Municipal  leases,  like other municipal debt  obligations,  are subject to the risk of non-payment of interest or repayment of principal  by the issuer.  The ability of issuers of municipal  leases to make timely lease  payments may be adversely  affected in general economic  downturns and as relative  governmental cost burdens are reallocated among federal,  state and local  governmental  units. A default in payment of income  would result in a reduction  of income to the Fund.  It could also result in a reduction  in the value of the  municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
|X|      Ratings of Municipal Securities.  Ratings by ratings  organizations such as Moody's Investors Service ("Moody's"),  Standard &
Poor's Ratings Service  ("S&P") and Fitch,  Inc.  ("Fitch")  represent the respective  rating  agency's  opinions of the credit quality of the municipal  securities  they  undertake to rate.  However,  their ratings are general  opinions and are not  guarantees  of quality.  Municipal securities  that have the same maturity,  coupon and rating may have different  yields,  while other  municipal  securities that have the same maturity and coupon but different ratings may have the same yield.

         Subsequent  to its  purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced  below the minimum required  for purchase by the Fund.  Neither  event  requires the Fund to sell the  security,  but the Manager  will  consider  such events in determining  whether the Fund should  continue to hold the security.  To the extent that ratings  given by Moody's,  S&P, or Fitch change as a result of changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable  ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal  securities that are  "pre-refunded." The issuer's obligation to repay the principal value of the security is generally  collateralized  with U.S.  government  securities  placed in an escrow account.  This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

         A list of the rating  definitions of Moody's,  S&P, and Fitch for municipal  securities are contained in Appendix A to this Statement of Additional Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own  assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria  similar to those used by the rating  agencies,  and assign a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

|_|      Special Risks of Lower-Grade  Securities.  Lower grade  securities may have a higher yield than securities rated in the higher rating  categories.  In addition to having a greater risk of default  than  higher-grade  securities,  there may be less of a market for these securities.  As a result  they may be harder to sell at an  acceptable  price.  The  additional  risks mean that the Fund may not  receive the anticipated  level of income from these  securities,  and the Fund's net asset  value may be affected by declines in the value of  lower-grade securities.  However,  because the added risk of lower quality  securities  might not be consistent  with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

         While  securities  rated "Baa" by Moody's or "BBB" by S&P are  investment  grade,  they may be subject to special risks and have some speculative characteristics.

Special  Investment  Considerations  - New York Municipal  Securities.  As explained in the  Prospectus,  the Trust's  investments  are highly sensitive  to the  fiscal  stability  of New  York  State  (referred  to in the  section  as the  "State")  and  its  subdivisions,  agencies, instrumentalities  or authorities,  including New York City,  which issue the municipal  securities in which the Trust invests.  The following information  on risk factors in  concentrating  in New York  municipal  securities  is only a summary,  based on  publicly-available  official statements  relating to offerings by issuers of New York  municipal  securities  on or prior to July 15, 2000 with respect to offerings of New
York State,  and on or prior to December 22, 2000 with respect to offerings  by New York City.  No  representation  is made as to the accuracy of this information.

         During the mid-1970's the State, some of its agencies,  instrumentalities  and public benefit corporations (the  "Authorities"),  and certain of its municipalities faced serious financial  difficulties.  To address many of these financial problems, the State developed various programs,  many of which were successful in reducing the financial  crisis.  Any further financial  problems  experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

|X|      Factors Affecting Investments in New York State Securities.  The State's published forecast of its economy showed continued
expansion during the 2000 calendar year, with employment growth gradually slowing from the 1999 calendar year. Employment in the State grew strongly for the first nine (9) months of 2000, with the service sector accounting for the largest increases.  On an average annual basis, the employment growth rate in the State was expected to be lower than in 1999, but not to exceed national employment growth. Projections for wages and personal income growth for 2000 were increased in November 2000, and reflect strong first quarter growth in bonus payments.
However, the recent prolonged weakness exhibited by the stock market and the slowdown projected for the national economy suggest that the securities industry may not repeat its strong current-year performance. The Division of Budget now projects wage growth of 9.4% for 2000, followed by growth of 5.4% for 2001. Overall personal income growth of 8.0% is projected for 2000, with 5.0% growth in personal income expected for 2001.

         The forecast for continued,  though decelerating,  growth, and any resultant impact on the state plan, contained  uncertainties.  The primary risk to the national  economic  outlook is the possibility of  accelerating  inflation due to an oil shock or the nation's tight labor marker.  In response,  the Federal  Reserve Board may feel compelled to raise interest rates even further.  With the economy  already  slowing down, further rate hikes could cause even  weaker-than-expected  growth toward the end of 2001. Another potential risk to the national economy lies in the uncertain  future of the financial  markets.  Should the stock  markets  undergo  future  significant  corrections,  the resultant
reduction  in  the  value  of  household  wealth  could  reduce   consumption   growth  even  further.   Alternatively,   an  acceleration  in
technology-induced  productivity  growth could lead to enhanced  economic  performance.  The State's  forecast is subject to the same economic uncertainties  as the  national  forecast,  as well as some which are more  specific to the State.  For  example,  with Wall street  fueling a significant  portion of the growth in the State's  revenues,  New York is particularly  vulnerable to an unexpectedly  poor performance by the financial markets,  which could reduce securities  industry rates of profit and bonus payment growth. Any actions by the Federal Reserve Board to moderate  inflation by increasing  interest rates more than  anticipated  may have an adverse impact in the State given the  sensitivity of financial  markets to interest rate shifts and the  prominence of these markets in the State's  economy.  In addition,  there is a possibility that  greater-than-anticipated  mergers,  downsizing,  and  relocation  of firms  caused by  deregulation  and global  competition  may have a significant adverse effect on employment growth.

         Relative to the nation,  the State has a smaller  share of  manufacturing  and  construction  and a larger  share of  service-related industries.  The State's  finance,  insurance and real estate share, as measured by wages, is particularly  large relative to the nation.  The
State  projected  that is it likely to be less  affected  than the nation as a whole  during an economic  recession  that is  concentrated  in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

         On May 10, 2000, the State issued the 2000-01  Financial Plan (the "May  Financial  Plan").  On July 31, 2000, the State released the first of three  quarterly  updates to the May  Financial  Plan (the "July  Update") and on October 30, 2000,  the State issued the second such quarterly  update (the "October  Update";  the May  Financial  Plan,  as updated by the July Update and the October  Update,  being the "State
Plan").

         The State's  General Fund (the major  operating Fund of the State) was projected in the State Plan to be balanced on a cash basis for the 2000-01  fiscal year.  Total receipts and transfers  from other funds were  projected to reach $39.72  billion,  an increase of over $2.32 billion from the prior fiscal year, and disbursements  and transfers to other funds were projected to be $39.55 billion,  an increase of $2.38 million from the total disbursed in the prior fiscal year.

         The State  reported  that at the end of the first six (6) months of the 2000-01  fiscal year,  the General Fund had a cash balance of
$78.21  billion,  $437 million  above the estimate in the July Update.  Total  General Fund  receipts and  transfers  from other funds totaled
$24.51  billion  through  September.  Receipts and  transfers  were $423  million  higher than the  cashflow  projections  in the July Update, primarily due to  higher-than-projected  personal income tax receipts.  Total General Fund  disbursements and transfers to other funds totaled
$18.19% billion through  September.  The results were generally  consistent with the estimate of disbursements in the July Update.  The modest decrease of $14 million form the estimate in the July Update was  attributable  to the timing of payments  and was not  anticipated  to affect year end disbursement totals.

         Although  receipt  results  through the first half of the 2000-01  fiscal year remained  strong,  several  factors with a potentially negative impact on future receipts  mitigated  against an upward  revision in the receipt  estimates at the time of the October Update.  These included,  but were not limited to, a possible slowdown in national  economic  activity  engineered by Federal Reserve Board policy; an easing of growth in equity  markets;  and  continued  uncertainty  with respect to  financial  sector  profits and bonus  payments  that  determine a significant portion of year-end income and corporate tax receipts.

         Projections  of total State  receipts in the State Plan are based on the State tax  structure in effect during the fiscal year and on assumptions  relating to basic economic factors and their historical  relationships to State tax receipts.  In preparing  projections of State receipts,  economic  forecasts  relating  to personal  income,  wages,  consumption,  profits and  employment  were deemed to be  particularly important.  The State stated that its  projection of receipts from most tax or revenue  sources is generally  made by estimating the change in yield of such tax or revenue  source caused by economic and other  factors,  rather than by estimating  the total yield of such tax or revenue source from its estimated tax base. The forecasting  methodology,  however, was designed to ensure that State fiscal year collection estimates for taxes that are based on a computation of annual  liability,  such as the business and personal income taxes, are consistent with estimates of total liability under those taxes.

         Projections  of total  State  disbursements  were based on  assumptions  relating  to  economic  and  demographic  factors,  potential collective  bargaining  agreements,  levels of disbursements for various services  provided by local  governments  (where the cost is partially reimbursed  by the  State),  and the  results of various  administrative  and  statutory  mechanisms  in  controlling  disbursements  for State operations.  Factors  that may affect the level of  disbursements  in the fiscal  year  included  uncertainties  relating to the economy of the nation and the State,  the policies of the federal  government,  collective  bargaining  negotiations  and changes in the demand for and use of
State services.

         Despite recent budgetary  surpluses  recorded by the State,  actions affecting the level of receipts and  disbursements,  the relative strength of the State and regional  economy,  and actions of the federal  government could impact  projected  budget gaps for the State.  These gaps would result from a disparity between recurring  revenues and the costs of increasing the level of support for State programs.  To address a potential  imbalance in any given fiscal year, the State would be required to take actions to increase  receipts and/or reduce  disbursements as it enacts the budget for that year,  and under the State  Constitution,  the  Governor is  required to propose a balanced  budget each year.
There can be no assurance,  however,  that the legislature  will enact the Governor's  proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

|_|      State  Governmental  Funds Group.  Substantially all State non-pension  financial  operations are accounted for in the State's governmental funds group.
Governmental funds include:

         o    the General  Fund,  which is the major  operating  fund of the State and receives all receipts that are not required by law to be deposited in another fund,  including  most State tax receipts and certain  fees,  transfers  from other funds and  miscellaneous receipts from other sources;
         o    Special  Revenue  Funds,  which  account for the proceeds of specific  revenues  (other than  expendable  trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;
         o    Capital  Projects  Funds,  which account for financial  resources of the State to be for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, proprietary Funds and Fiduciary Funds); and
         o    Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes,  transfers from other funds and miscellaneous  revenues, such as dormitory room rental fees, which are dedicated by statute for payment of rentals) for the payment of general  long-term debt service and related costs and payments  under  lease-purchase  and  contractual-obligation financing arrangements.

|_|      Local  Government  Assistance  Corporation.  In 1990,  as part of a State  fiscal  reform  program,  legislation  was  enacted creating Local Government  Assistance  Corporation,  a public benefit corporation  empowered to issue long-term obligations to fund payments to local  governments  that had been  traditionally  funded  through the  State's  annual  seasonal  borrowing.  The  legislation  authorized  the corporation to issue its bonds and notes in an amount not in excess of $4.7 billion  (exclusive of certain refunding  bonds).  Over a period of years,  the issuance of these long-term  obligations,  which are to be amortized over no more than thirty (30) years, was expected to eliminate the need for continued short-term seasonal borrowing.

         The  legislation  also  dedicated  revenues  equal to one  percent  of the four  percent  State  sales and use tax to pay debt service on these bonds.  The  legislation  also imposed a cap on the annual seasonal  borrowing of the State at $4.7 billion,  less net proceeds of bonds issued by the corporation and bonds issued to provide for  capitalized  interest.  An exception is in cases where the
Governor and the legislative  leaders have certified the need for additional  borrowing and have provided a schedule for reducing it to the cap.  If  borrowing  above the cap is thus  permitted  in any fiscal  year,  it is  required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded.  This provision  capping the seasonal  borrowing was included as a covenant with the corporation's bondholders in the resolution authorizing such bonds.

         As of June 1995,  the  corporation  had  issued  bonds and notes to provide  net  proceeds  of $4.7  billion,  completing  the program.  The impact of its borrowing,  as well as other changes in revenue and spending  patterns,  is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

|X|      Authorities.  The fiscal  stability  of the State is related to the fiscal  stability of its public  Authorities.  Authorities have  various  responsibilities,  including  those  which  finance,  construct  and/or  operate  revenue-producing  public  facilities.
Authorities  are not subject to the  constitutional  restrictions  on the  incurrence of debt which apply to the State itself,  and may issue bonds and notes within the amounts, and restrictions set forth in their legislative authorization.

         Authorities  are generally  supported by revenues  generated by the projects  financed or operated,  such as tolls charged for use of highways,  bridges or tunnels,  charges for electric power,  electric and gas utility services,  rentals charged for and housing units and charges for occupancy at medical care facilities.  In addition,  State legislation  authorizes  several financing  techniques for Authorities.  There are statutory  arrangements  providing for State local assistance  payments  otherwise payable to localities to be made under  certain  circumstances  to  Authorities.  Although  the State has no  obligation  to provide  additional  assistance  to localities whose local assistance  payments have been paid to Authorities under these  arrangements,  if local assistance  payments are diverted,  the  affected  localities  could  seek  additional  State  assistance.  Some  Authorities  also  receive  moneys  from State appropriations to pay for the operating costs of certain of their programs.

|X|      Ratings of the State's  Securities.  Moody's Investors Service,  Inc. has rated the State's general obligation bonds from "A2"
and Standard & Poor's Rating Services, a Division of the McGraw-Hill Companies, has rated those bonds "A+".

         Ratings  reflect  only the views of the ratings  organizations,  and an  explanation  of the  significance  of a rating may be obtained from the rating  agency  furnishing  the rating.  There is no assurance  that a particular  rating will continue for any given period of time or that a rating will not be revised  downward  or  withdrawn  entirely,  if, in the  judgment of the agency  originally establishing  the rating,  circumstances  so warrant.  A downward  revision or  withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Trust invests.

|X|      The State's General  Obligation  Debt. As of March 31, 2000, the State had  approximately  $4.6 billion in general  obligation bonds  outstanding.  Principal and interest due on general  obligation  bonds were $724 million for the  1999-2000  fiscal year and are estimated to be $687.4 million for the State's 2000-01 fiscal year.

|X|      Pending  Litigation.  The State is a  defendant  in  numerous  legal  proceedings  pertaining  to  matters  incidental  to the performance of routine  governmental  operations.  That litigation  includes,  but is not limited to, claims asserted against the State involving  State  finances and programs  and arising from alleged  violations  of civil  rights,  alleged  torts,  alleged  breaches of contracts,  real  property  proceedings  and other  alleged  violations  of State and Federal  laws.  These  proceedings  could  affect adversely the financial condition of the State in the 2000-01 fiscal year or thereafter.

         The State believes that the State Plan includes  sufficient  reserves for the payment of judgments that may be required during the 2000-01 fiscal year.  There can be no assurance,  however,  that an adverse decision in any of these  proceedings  would not exceed the amount the State Plan  reserves for the payment of judgments  and,  therefore,  could affect the ability of the State to maintain a balanced 2000-01 financial plan.

         In  addition,  the State is party to other  claims and  litigation  that its legal  counsel has  advised  are not  probable of adverse  court  decisions  or are not deemed to be  materially  adverse.  Although  the amounts of  potential  losses,  if any, are not presently  determinable,  it is the State's  opinion  that its  ultimate  liability  in these cases is not  expected to have a material adverse effect on the State's financial position in the 2000-01 fiscal year or thereafter.

|X|      Other Functions.  Certain  localities in addition to New York City have experienced  financial problems and have requested and received  additional  State  assistance  during the last several  State fiscal years.  The potential  impact on the State of any future requests by localities  for additional  oversight or financial  assistance is not included in the  projections of the State's  receipts and disbursements for the State's 2000-01 fiscal year.
|X|      Factors  Affecting  Investments in New York City  Municipal  Securities.  New York City (the "City") has a highly  diversified economic base, with a substantial volume of business activity in the service,  wholesale and retail trade and manufacturing  industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

         Economic  activity in the City has  experienced  periods of growth and recession and can be expected to experience  periods of growth and recession in the future. Changes in the economic activity in the City, particularly  employment,  per capita personal income and retail sales may have an impact on the City. From 1969 to 1977, the City experienced  substantial declines in employment,  but from
1978 to 1987 the City  experienced  strong growth in jobs,  especially in the city's finance,  insurance and real estate sectors due in large part to lower inflation,  lower interest rates and a strong securities market.  Beginning in 1988,  employment growth in the City slowed,  and in 1990 the City  experienced job losses,  although the U.S.  economy  expanded during that period.  During 1991 and 1992, employment  levels in the city continued to decline.  In recent years, the City experienced  increases in employment.  Real per capital personal  income (i.e.  per capita  personal  income  adjusted for the effects of inflation and the  differential  in living costs) has generally  experienced fewer fluctuations in employment in the City.  Although the City periodically  experienced  declines in real per capita  income  between  1969 and 1981,  real per capita  income in the City has  generally  increased  from the  mid-1980's  until the present.  In nearly all of the years between 1969 and 1990 the city experienced  strong increases in retail sales.  However,  from 1991 to 1993, the city  experienced a weak period of retail sales.  Since 1994, the City has returned to a period of growth in retail sales.
Overall,  the City's  economic  improvement  accelerated  significantly  between 1997 and 1999. Much of the increase can be traced from the  performance of the  securities  industry,  but the City's  economy also produced  gains in the retail trade sector,  the hotel and tourism industry,  and business  services,  with private sector employment  growing at a record pace. The City's current financial plan assumes that, after strong growth in 2000,  moderate  economic growth will exist through calendar year 2003, with moderating job growth and wage increases.

         For each of the 1981 through 2000 fiscal years, the City had an operating surplus,  before  discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally  accepted  accounting  principles after  discretionary and other  transfers.  The City has been required to close  substantial  gaps between  forecast  revenues and forecast  expenditures in order to maintain balanced  operating  results.  There can be no assurance that the City will continue to maintain  balanced  operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement  programs,  which could adversely affect the City's economic base.

         The Mayor is responsible  for preparing the City's  financial plan,  including the City's current  financial plan for the 2001 through 2004 fiscal years (referred to below as the "2001-2004 Financial Plan", or "Financial Plan").

         The  City's  projections  set forth in the  Financial  Plan are  based on  various  assumptions  and  contingencies  which are uncertain and which may not  materialize.  Implementation  of the  Financial  Plan is dependent  upon the City's  ability to market its securities  successfully.  The City's  program for  financing  capital  projects for fiscal years 2001  through 2004  contemplates  the issuance  approximately $7.4 billion of general obligation bonds and approximately  $5.54 billion of bonds to be issued by the New York
City Transitional  Finance Authority (the "Finance  Authority").  In addition,  it is currently expected that the City will have access to  approximately  $2.4 billion  (including  the $604 million of bond proceeds  received by December 2000) of proceeds from the sale of tobacco  settlement  bonds to be issued by TSASC,  Inc.  ("TSASC").  Such bonds are secured by  revenues  derived  from the  settlement litigation  with tobacco  companies  selling  cigarettes in the United States.  The Finance  Authority and TSASC were created to assist the City in financing  its capital  program  while  keeping the City's  indebtedness  within the forecast  level of the  constitutional restrictions on the amount of debt the City is authorized to incur.

         In addition,  the City issues revenue and tax  anticipation  notes to finance its seasonal working capital  requirements.  The success of projected public sales of City, New York City Municipal Water Finance  Authority  ("Water  Authority"),  Finance  Authority,
TSASC and  other  bonds and notes  will be  subject  to  prevailing  market  conditions.  The  City's  planned  capital  and  operating expenditures are dependent upon the sale of its general  obligation bonds and notes,  and the Water  Authority,  Finance  Authority and
TSASC bonds.  Future  developments  concerning  the City and public  discussion  of such  developments,  as well as  prevailing  market conditions, may affect the market for outstanding City general obligation bonds and notes.

         The City Comptroller and other agencies and public officials issue periodic reports and make public  statements  which,  among other things,  state that projected  revenues and  expenditures  may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

|X|      2001-2004  Financial  Plan.  The  Financial  Plan for the 2001  through  2004 fiscal  years,  released on November  17,  2000, projects that revenues and  expenditures  for the 2001 fiscal year will be balanced in accordance  with generally  accepted  accounting principles,  and projects gaps of $2.5 billion, $3.0 billion and $3.0 billion for fiscal years 2002 through 2004,  respectively,  after implementation  of a gap closing  program.  The Financial  Plan depends upon its  projections of increased tax revenues in fiscal years
2001 through 2004,  reflecting  primarily  increases in projected  personal  income,  business and sales tax revenues;  projections  of increases in revenues in fiscal  years 2001 through 2004 due to  reductions  in proposed  tax cuts;  projections  of increased  pension costs  resulting  primarily  from a cost of living  adjustment  in pension  payments for the years 2001 through 2004 and a reduction in projected  Federal  assistance of $75 million in each of fiscal years 2001 through 2004. The Financial Plan further  includes  proposed discretionary  transfer  in the  2001  fiscal  year of $1.3  billion  to pay debt  service  due in  fiscal  year  2002  and a  proposed discretionary transfer in fiscal year 2002 to pay debt service due in fiscal year 2003 of $345 million.

         The  Financial  Plan contains a labor  reserve for merit pay wage  increases for City  employees for two (2) years after their collective  bargaining  agreements expire, at a cost of $325 million,  $750 million, $800 million and $800 million in fiscal years 2001 through 2004,  respectively.  The proposed wage increases are  contingent  upon the City achieving  proposed  productivity  savings and reducing  fringe  benefit  costs in amounts  totaling $250  million,  $265 million,  $280 million and $300 million in fiscal years 2001 through 2004,  respectively,  which are subject to collective bargaining  negotiations.  The Financial Plan does not make any provision for wage increases other than the labor reserve for merit pay increases discussed above.

         The Financial Plan also reflects a tax reduction  program  including the  elimination of the commercial rent tax over four (4)
years  commencing  June 1, 2000; a reduction and  restructuring  of the 14% personal income tax surcharge,  effective  January 1, 2001, which has been passed by the City Council and signed by the Mayor;  the extension of current tax  reductions  for owners of cooperative and  condominium  apartments;  and the borough  development  program.  The  extension of current tax  reductions  for  cooperative  and condominium  apartments,  which would have an annual cost of  approximately  $200 million  commencing in fiscal year 2002,  has not yet received State legislative approval.

         In addition,  the economic and  financial  condition of the City may be affected by various  financial,  social,  economic and other factors which could have a material effect on the City.

         The  projections  and  assumptions  contained  in the  Financial  Plan are subject to revision  which may involve  substantial change,  and no assurance can be given that these  estimates  and  projections,  which  include  actions which the City expects will be taken but which are not within the City's control, will be realized.

|X|      Ratings  of the  City's  Bonds.  Moody's  Investors  Service,  Inc.  ("Moody's")  has rated  the  City's  outstanding  general obligation bonds "A2." Standard and Poor's Ratings Group, a division of McGraw-Hill  Companies,  Inc. ("Standard & Poor's"),  has rated those bonds "A." Fitch Inc.  ("Fitch"),  the  international  rating agency,  has rated these bonds "A+." These ratings reflect only the views of Moody's,  Standard & Poor's and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no  assurance  that those  ratings will  continue  for any given period of time or that they will not be revised  downward or withdrawn entirely.  Any downward  revision or withdrawal  could have an adverse  effect on the market  prices of the City's  bonds.  On July 16,
1998,  Standard & Poor's  revised its rating of City bonds to "A-" from "BBB+." On September  13, 2000,  Standard & Poor's  revised its rating of City  Bonds  upward to "A."  Moody's  rating of City bonds was  revised  in August  2000 to "A2" from "A3." On March 8, 1999,
Fitch revised its rating of City bonds upward to "A" from "A-" and on September 15, 2000, Fitch revised its rating to "A+."

|X|      The City's  Outstanding  Indebtedness.  As of September 30, 2000, the City and the Municipal  Assistance  Corporation  for the
City of New York had, respectively, $25.677 billion and $2.509 billion of outstanding net long-term debt.

         The  City  depends  on the  State  for  State  aid  both to  enable  the  City to  balance  its  budget  and to meet  its cash requirements.  There can be no assurance that there will not be reductions in State aid to the City from amounts  currently  projected;
that  State  budgets in future  fiscal  years will be adopted by the April 1  statutory  deadline,  or interim  appropriations  will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

|X|      Pending  Litigation.  The City is a defendant in lawsuits  pertaining to material matters,  including claims asserted that are incidental to performing routine governmental and other functions.  That litigation includes,  but is not limited to, actions commenced and claims  asserted  against the City  arising out of alleged  constitutional  violations,  torts,  breaches  of  contract,  and other violations  of law  and  condemnation  proceedings.  While  the  ultimate  outcome  and  fiscal  impact,  if any,  on the  City of such proceedings and claims are not currently  predictable,  adverse  determinations  in certain of them might have material  adverse effect upon the City's  ability to carry out the Financial  Plan. For the fiscal year ended on June 30, 2000, the City paid $490.7 million for judgments  and claims.  The Financial  Plan includes  provision  for the payment of  judgements  and claims of $442.3  million,  $463.5 million,  $482.7  million,  $507.7  million for the 2001  through  2004  fiscal  years,  respectively.  As of June 30,  2000,  the City estimates its potential future liability for outstanding claims against it to be approximately $3.5 billion.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment strategies and investments  described  below. It is not required to use all of these  strategies at all times, and at times may not use them.

|X|      Floating Rate and Variable Rate  Obligations.  Variable rate demand  obligations have a demand feature that allows the Fund to tender the  obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par value plus  accrued  interest, according to the terms of the obligations.

         The interest rate on a floating  rate demand note is based on a stated  prevailing  market rate,  such as a bank's prime rate, the  ninety one (91) day U.S.  Treasury  Bill  rate,  or some other  standard,  and is  adjusted  automatically  each time such rate is adjusted.  The  interest  rate on a  variable  rate  demand  note is also  based on a stated  prevailing  market  rate but is  adjusted automatically  at specified  intervals of not less than one (1) year.  Generally,  the changes in the interest rate on such  securities reduce the  fluctuation  in their market value.  As interest  rates  decrease or increase,  the potential for capital  appreciation  or depreciation  is less than that for fixed-rate  obligations of the same  maturity.  The Manager may determine that an unrated  floating rate or  variable  rate  demand  obligation  meets the  Fund's  quality  standards  by reason of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating  rate and variable  rate demand notes that have a stated  maturity in excess of one (1) year may have  features  that permit the holder to recover the  principal  amount of the  underlying  security at specified  intervals not exceeding one (1) year and upon no more than thirty (30) days'  notice.  The issuer of that type of note  normally has a  corresponding  right in its  discretion, after a given period, to prepay the outstanding  principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

|X|      Inverse  Floaters  and Other  Derivative  Investments.  The Fund will invest in inverse  floaters  to seek  higher  tax-exempt yields than are available  from  fixed-rate  bonds that have  comparable  maturities  and credit  ratings.  Inverse  floaters may offer relatively  high current  income,  reflecting the spread between  short-term and long-term  tax-exempt  interest  rates. As long as the municipal yield curve remains  relatively  steep and short term rates remain  relatively low, owners of inverse  floaters will have the opportunity  to earn interest at  above-market  rates  because they receive  interest at the higher  long-term  rates but have paid for bonds with lower  short-term  rates.  If the yield curve  flattens and shifts upward,  an inverse  floater will lose value more quickly than a  conventional  long-term  bond. In some cases,  the holder of an inverse  floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

         Some inverse  floaters  have a feature known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters that have  interest  rate caps might be part of a portfolio  strategy to try to maintain a high current yield for the
Fund when the Fund has  invested  in inverse  floaters  that  expose the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion  of the  Fund's  exposure  to rising  interest  rates.  When  interest  rates  exceed a pre-determined  rate, the cap generates  additional  cash flows that offset the decline in interest rates on the inverse  floater,  and the hedge is successful.  However,  the Fund bears the risk that if interest rates do not rise above the  pre-determined  rate, the cap
(which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         Inverse floaters are a form of derivative investment.  Certain derivatives,  such as options,  futures, indexed securities and entering into swap agreements,  can be used to increase or decrease the Fund's exposure to changing security prices,  interest rates or other  factors that affect the value of  securities.  However,  these  techniques  could  result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or employs a strategy that does not correlate  well with the Fund's other  investments.  These techniques  can cause  losses if the  counterparty  does not perform  its  promises.  An  additional  risk of  investing  in  municipal securities  that are  derivative  investments  is that their market  value could be expected to vary to a much greater  extent than the market value of municipal  securities that are not derivative  investments but have similar credit quality,  redemption  provisions and maturities.

|X|      When-Issued and  Delayed-Delivery  Transactions.  The Fund can purchase securities on a "when-issued"  basis, and may purchase or sell such  securities  on a  "delayed-delivery"  or  "forward  commitment"  basis.  "When-issued"  or "delayed  delivery"  refers to securities  whose  terms and  indenture  are  available  and for which a market  exists,  but which  are not  available  for  immediate delivery.

         When such  transactions  are  negotiated  the price  (which is  generally  expressed  in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six
(6) months of the purchase of municipal  bonds and notes.  However,  the Fund may,  from time to time,  purchase  municipal  securities having a settlement  date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The  securities are  subject to change in value from market  fluctuation  during the  settlement  period.  The value at  delivery  may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected by the Manager before  settlement will affect the value of such  securities  and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued  security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued  transactions in order to secure what is considered to be an advantageous  price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery  transactions,  it relies on the buyer or seller,  as the case may be, to complete the  transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered into, and not for the  purpose  of  investment  leverage.  Although  the Fund  will  enter  into  when-issued  or  delayed-delivery  purchase transactions to acquire  securities,  the Fund may dispose of a commitment  prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its  acquisition  or to dispose of its right to deliver or receive  against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a  commitment  to purchase or sell a security on a  when-issued  or forward  commitment  basis,  it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset value.  The Fund will identify on its books cash,  U.S.  government  securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

         When-issued  transactions  and  forward  commitments  can be used by the  Fund  as a  defensive  technique  to  hedge  against anticipated  changes in interest  rates and prices.  For instance,  in periods of rising  interest rates and falling  prices,  the Fund might sell securities in its portfolio on a forward  commitment  basis to attempt to limit its exposure to anticipated  falling prices.
In periods of falling  interest  rates and rising  prices,  the Fund might sell  portfolio  securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

|X|      Zero-Coupon  Securities.  The Fund may buy zero-coupon and delayed interest municipal  securities.  Zero-coupon  securities do not make  periodic  interest  payments and are sold at a deep  discount  from their face value.  The buyer  recognizes a rate of return determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date. This discount depends on the time  remaining  until  maturity,  as well as prevailing  interest  rates,  the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's  credit  quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon  securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually  at the rate fixed at the time of their issuance, their value is  generally  more  volatile  than the value of other debt  securities.  Their value may fall more  dramatically  than the value of  interest-bearing  securities when interest rates rise. When prevailing  interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund to  recognize  income  and make  distributions  to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  the Fund may have to sell portfolio  securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|      Puts and Standby  Commitments.  When the Fund buys a municipal  security  subject to a standby  commitment to  repurchase  the security,  the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying  security plus any accrued  interest at the time of exercise.  A put purchased in  conjunction  with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might  purchase a standby  commitment  or put  separately  in cash or it might  acquire the  security  subject to the standby  commitment or put (at a price that reflects that additional  feature).  The Fund will enter into these  transactions only with banks and securities  dealers that, in the Manager's  opinion,  present  minimal credit risks.  The Fund's ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities  if the put or standby  commitment  is exercised.  If the bank or dealer  should  default on its  obligation,  the Fund  might not be able to recover  all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby  commitments are not transferable by the Fund. They terminate if the Fund sells the underlying  security to a third party. The Fund intends to enter into these  arrangements to facilitate  portfolio  liquidity,  although such arrangements  might enable the Fund to sell a security at a pre-arranged  price that may be higher than the prevailing  market price at the time the put or standby  commitment is exercised.  However,  the Fund might refrain from  exercising a put or standby  commitment if the exercise price is  significantly  higher than the prevailing  market price,  to avoid  imposing a loss on the seller that could  jeopardize the Fund's business relationships with the seller.

         A put or standby  commitment  increases the cost of the security and reduces the yield otherwise  available from the security.
Any consideration paid by the Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation while the put or standby  commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income  received by the Fund from municipal  securities  subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the  underlying  municipal securities.

|X|      Repurchase  Agreements.  The  Fund may  acquire  securities  subject  to  repurchase  agreements.  It may do so for  liquidity purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds  from sales of Fund shares,  or pending the settlement of portfolio securities transactions.

          In a repurchase  transaction,  the Fund acquires a security from,  and  simultaneously  resells it to an approved  vendor for delivery on an agreed  upon  future  date.  The resale  price  exceeds the  purchase  price by an amount that  reflects an  agreed-upon interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include U.S.  commercial banks,  U.S.  branches of foreign banks or  broker-dealers  that have been designated a primary dealer in government  securities.  They must meet credit requirements set by the Manager from time to time.

         The majority of these  transactions run from day to day.  Delivery  pursuant to resale typically will occur within one to five
(5) days of the purchase.  Repurchase  agreements  having a maturity  beyond seven (7) days are subject to the Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase  agreements of seven
(7) days or less.

         Repurchase  agreements,  considered "loans" under the Investment  Company Act, are collateralized by the underlying  security.
The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed  the  repurchase  price to fully  collateralize  the  repayment  obligation.  Additionally,  the  Manager  will  impose creditworthiness  requirements to confirm that the vendor is financially  sound and will continuously  monitor the collateral's  value.
However,  if the vendor  fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral and may experience losses if there is any delay in its ability to do so.

|X|      Illiquid  Securities.  The Fund has percentage  limitations that apply to purchases of illiquid  securities,  as stated in the
Prospectus. As a matter of fundamental policy, the Fund cannot purchase any securities that are subject to restrictions on resale.

|X|      Borrowing for Leverage. The 1940 Act imposes certain restrictions on the borrowing activities of mutual funds. The restrictions on borrowing are designed to protect shareholders and their investment in a fund by limiting a fund's ability to leverage its assets. Leverage exists when a fund has the right to a return on an investment that exceeds the amount the fund contributed to the investment. Borrowing money to make an investment is an example of how a fund leverages its assets. The use of leverage exposes shareholders and their investments in a fund to a greater risk of loss. For example, borrowing may cause the value of a fund's shares to be more volatile than if the fund did not borrow. A fund's borrowing policy must be a fundamental investment policy. Under the Investment Company Act, the maximum amount a mutual fund currently may borrow from banks is one-third of its total assets (including the amount borrowed). A fund may borrow up to 5% of its total assets for temporary purposes from any person.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

|X|      Loans of  Portfolio  Securities.  To  attempt  to raise  income or raise cash for  liquidity  purposes,  the Fund may lend its portfolio securities to brokers,  dealers and other financial  institutions.  These loans are limited to not more than 25% of the value of the Fund's total assets.  There are risks in connection  with  securities  lending.  The Fund might  experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned  securities.  The Fund  presently does not intend to lend securities,  but if it does,  the value of loaned  securities  is not  expected to exceed 5% of the value of the Fund's  total  assets.
Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change), on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable  as  collateral,  letters of credit must obligate a bank to pay amounts  demanded by the
Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing  bank both must be  satisfactory to the Fund.

         When it lends  securities,  the Fund receives  amounts equal to the  dividends or interest on the loaned  securities.  It also receives one or more of (a) negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on short-term debt securities  purchased with the loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's,  administrative  or other fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days' notice or in time to vote on any important matter.

|X|      Hedging.  The Fund can use hedging to attempt to protect  against  declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have appreciated,  or to facilitate  selling  securities for investment reasons. To do so the Fund could:
o        sell interest rate futures or municipal bond index futures,
o        buy puts on such futures or securities, or
o        write covered calls on securities,  interest rate futures or municipal  bond index futures.  Covered calls can also be written on debt  securities to attempt to increase the Fund's income,  but that income would not be  tax-exempt.  Therefore it is unlikely that the Fund would write covered calls for that purpose.
         The Fund can also use hedging to establish a position in the debt securities  market as a temporary  substitute for purchasing individual  debt  securities.  In that case the Fund would  normally seek to purchase the  securities,  and then terminate that hedging position. For this type of hedging, the Fund could:
o        buy interest rate futures or municipal bond index futures, or
o        buy calls on such futures or on securities.

         The Fund is not obligated to use hedging  instruments,  even though it is permitted to use them in the  Manager's  discretion, as described  below.  The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  investment activities in the underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X|      Futures.  The Fund can buy and sell futures  contracts  relating to interest rates (these are called  "interest rate futures")
and  broadly-based  municipal bond indices (these are referred to as "municipal bond index futures").  As a fundamental  policy,  these are the only futures contracts the Fund can buy and sell.

         An interest  rate future  obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns  relative  values to the municipal  bonds in the index,  and is used as the basis for trading long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The  obligation  under  the  contract  may also be  satisfied  by  entering  into an  offsetting  contract.  The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures  transaction,  the
Fund will be required to deposit an initial margin payment in cash or U.S.  government  securities with the futures commission merchant
(the "futures  broker").  Initial margin payments will be deposited with the Fund's  Custodian in an account  registered in the futures broker's name. However,  the futures broker can gain access to that account only under certain specified  conditions.  As the future is marked to market  (that is, its value on the Fund's  books is  changed)  to reflect  changes  in its market  value,  subsequent  margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time  prior to the  expiration  of the  future,  the Fund can elect to close  out its  position  by taking an  opposite position at which time a final  determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized  by the Fund on the future for tax  purposes.  Although  interest  rate  futures by their terms call for  settlement  by the delivery of debt  securities,  in most cases the  obligation  is fulfilled  without such delivery by entering into an offsetting  transaction.  All futures  transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures  contracts in a strategy  anticipating  that the future the Fund purchased will perform  better than the future the Fund sold.  For  example,  the Fund might buy  municipal  bond futures and  concurrently  sell U.S.
Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds  outperform  U.S.  Treasury Bonds on a duration-adjusted basis.

         Duration is a  volatility  measure  that refers to the  expected  percentage  change in the value of a bond  resulting  from a change in general  interest rates (measured by each 1% change in the rates on U.S.  Treasury  securities).  For example,  if a bond has an effective  duration of three (3) years, a 1% increase in general  interest rates would be expected to cause the value of the bond to decline  about 3%.  There are risks that this type of futures  strategy  will not be  successful.  U.S.  Treasury  bonds might  perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

|_|      Put and Call  Options.  The Fund can buy and  sell  certain  kinds of put  options  (puts)  and call  options  (calls).  These strategies are described below.

|_|      Writing  Covered  Call  Options.  The Fund can write (that is,  sell) call  options.  The Fund's call  writing is subject to a number of restrictions:
(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities  or  commodities  exchange or quoted on NASDAQ,  the  automated  quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered"  while it is  outstanding.  That means the Fund must own the  investment  on which the call was written.
(4)      The Fund may write calls on futures contracts whether or not it owns them.

         When the Fund writes a call on a security,  it receives cash (a premium).  The Fund agrees to sell the  underlying  investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed  exercise  price  regardless of market price  changes  during the call period.  The call period is usually not more than nine (9) months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has retained  the risk of loss that the price of the  underlying  security may decline  during  the call  period.  That risk may be  offset  to some  extent by the  premium  the Fund  receives.  If the value of the investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call or an index,  it receives cash (a premium).  If the buyer of the call  exercises it, the Fund will settle the  transaction  by paying an amount of cash equal to the  difference  between the closing  price of the call and the  exercise price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price, it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written calls traded on exchanges,  or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary U.S.  government securities  dealer which will establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.
The formula price would  generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security  (that is, the option is  "in-the-money").  When the Fund writes an
OTC option,  it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the  mark-to-market  value of any OTC option  held by it,  unless the option is subject  to a buy-back  agreement  by the  executing  broker.  The  Securities  and  Exchange
Commission is evaluating  whether OTC options should be considered liquid securities.  The procedure  described above could be affected by the outcome of that evaluation.

         To terminate  its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a "closing  purchase transaction."  The Fund will then  realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close out the  transaction.  A profit may also be realized if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such profits are  considered  short-term  capital  gains for federal tax  purposes,  as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

|_|      Writing  Uncovered Call Options on Futures  Contracts.  The Fund may also write calls on futures  contracts without owning the futures  contract or  securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating  in escrow an equivalent  dollar value of liquid assets.  The Fund will identify  additional  liquid assets on its books if the value of the escrowed  assets  drops below 100% of the current  value of the future.  Because of this escrow  requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|      Purchasing  Calls and Puts. The Fund may buy calls only on securities,  broadly-based  municipal bond indices,  municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written,  as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange,  or quoted on NASDAQ, or traded in the over-the-counter  market. A call or put  option may not be  purchased  if the  purchase  would  cause the value of all the Fund's put and call  options to exceed 5% of its total assets.

         When the Fund  purchases a call (other than in a closing  purchase  transaction),  it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying  investment  from a seller of a  corresponding  call on the same  investment during  the call  period  at a fixed  exercise  price.  The Fund  benefits  only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the  underlying  investment is above the sum of the exercise  price plus the  transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

         The Fund may buy only  those  puts that  relate to  securities  that the Fund  owns,  broadly-based  municipal  bond  indices, municipal  bond index  futures or interest rate futures  (whether or not the Fund owns the  futures).  The Fund may not sell puts other than puts it has previously purchased.

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the  underlying  investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed exercise  price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt  security,  interest  rate future or  municipal  bond index future the Fund owns enables it to protect itself during the put period  against a decline in the value of the  underlying  investment  below the exercise  price.  If the market price of the  underlying  investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

|_|      Risks of Hedging  with  Options  and  Futures.  The use of hedging  instruments  requires  special  skills  and  knowledge  of investment  techniques  that are  different  than what is required  for normal  portfolio  management.  If the  Manager  uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

         The Fund's option  activities  could affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing  its turnover  rate. The exercise by the Fund of puts on securities will cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's  control,  holding a put might  cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

         The Fund  could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying investment  in  connection  with the  exercise  of a call or put.  Such  commissions  might be  higher  on a  relative  basis  than the commissions  for direct  purchases  or sales of the  underlying  investments.  Premiums  paid for  options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage. The leverage offered by trading in  options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the  underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has increased in value above the call price.

         There is a risk in using short hedging by selling  interest rate futures and municipal  bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's  securities.  The risk is that the prices of such futures or the applicable  index will correlate  imperfectly  with the behavior of the cash (that is, market) prices of the Fund's  securities.  It is possible for example,  that while the Fund has used hedging  instruments in a short hedge, the market might advance and the value of debt  securities  held in the Fund's  portfolio  might decline.  If that  occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in value of its debt securities.  However,  while this could occur over a brief period or to a very small degree,  over time the value of a diversified  portfolio of debt  securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities included in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical  volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions  due to differences in the natures of those  markets.  All  participants  in the  futures  markets are subject to margin  deposit  and  maintenance  requirements.
Rather than meeting additional margin deposit requirements,  investors may close out futures contracts through offsetting  transactions which could distort the normal relationship  between the cash and futures markets.  From the point of view of speculators,  the deposit requirements  in the futures  markets are less  onerous  than margin  requirements  in the  securities  markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

         The Fund may use hedging  instruments to establish a position in the municipal  securities  markets as a temporary  substitute for the purchase of individual  securities  (long  hedging).  It is possible that the market might decline.  If the Fund then concludes not to invest in such  securities  because of concerns that there might be further market  decline or for other reasons,  the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a particular  option.  If the Fund could not effect a closing  purchase transaction  due to a lack of a market,  it would have to hold the  callable  investment  until the call lapsed or was  exercised,  and could experience losses.

|_|      Interest Rate Swap  Transactions.  In an interest rate swap,  the Fund and another  party  exchange  their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap a right to receive  floating  rate  payments for fixed rate  payments.  The Fund can enter into  swaps  only on  securities  it owns.  The Fund may not enter into swaps with  respect to more than 25% of its total assets.  Also,  the Fund will identify  liquid assets on its books (such as cash or U.S.  government  securities)
to cover any  amounts it could owe under  swaps that  exceed the  amounts it is  entitled  to  receive,  and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

         Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest rates in the future,  the payments  made by the Fund under a swap  agreement  will have been greater than those  received by it.  Credit risk arises from the possibility  that the  counterparty  will default.  If the  counterparty to an interest rate swap defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments  that the Fund has not yet  received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap  transactions with appropriate  counterparties  pursuant to master netting  agreements.  A master netting agreement  provides that all swaps done between the Fund and that counterparty  under the master agreement shall be regarded as parts of an integral  agreement.  If on any date amounts are payable  under one or more swap  transactions,  the net amount  payable on that date shall be paid. In addition,  the master netting  agreement may provide that if one party  defaults  generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated by reference to the average cost of a replacement  swap with respect to each swap.
The gains and losses on all swaps are then netted,  and the result is the counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|_|      Regulatory  Aspects of Hedging  Instruments.  When using  futures  and  options on  futures,  the Fund is  required to operate within certain  guidelines and restrictions  established by the Commodity Futures Trading Commission (the "CFTC").  In particular,  the
Fund is exempted from  registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements  of Rule
4.5  adopted  by the CFTC.  That Rule does not limit the  percentage  of the  Fund's  assets  that may be used for  futures  margin and related options premiums for a bona fide hedging  position.  However,  under the Rule the Fund must limit its aggregate initial futures margin and related  options  premiums to no more than 5% of the Fund's net assets for hedging  strategies  that are not considered bona fide hedging  strategies under the Rule.  Under the Rule, the Fund also must use short futures and options on futures  positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges limit the maximum  number of options  that may be written or held by a single  investor or group of  investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges,  or are held in one or more accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options that the Fund may write or hold may be affected by options  written or held by other  entities,  including  other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose  position limits on futures transactions.  An exchange  may order the  liquidation  of positions  found to be in  violation of those limits and may impose  certain other sanctions.

         Under the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must maintain cash or readily  marketable  short-term debt instruments in an amount equal to the market value of the investments  underlying the future, less the margin deposit applicable to it.

|X|      Temporary  Defensive  Investments.  The  securities  the Fund can  invest in for  temporary  defensive  purposes  include  the following:
o        short-term municipal securities;
o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o        corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
o        commercial paper rated "A-1" by S&P, or having a comparable rating by another nationally-recognized rating agency; and
o        certificates of deposit of domestic banks with assets of $1 billion or more.

|X|      Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments  that generate income subject to income  taxes,  it does not  anticipate  investing  substantial  amounts of its  assets in  taxable  investments  under  normal  market conditions or as part of its normal trading  strategies and policies.  To the extent it invests in taxable  securities,  the Fund would not be able to meet its  objective of providing  tax exempt  income to its  shareholders.  Taxable  investments  include,  for example, hedging instruments, repurchase agreements, and some of the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

|X|      What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those  policies  that  the Fund has  adopted  to  govern  its investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment
Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares  present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_|      more than 50% of the outstanding shares.

         The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of
Additional  Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in  supplements  or updates to the  Prospectus  or this  Statement of  Additional  Information,  as  appropriate.  The Fund's most  significant  investment policies are described in the Prospectus.

|_|      Does the Fund Have Additional  Fundamental  Policies?  The following  investment  restrictions are fundamental policies of the
Fund:

o        The Fund cannot  invest in  securities  or other  investments  other than  municipal  securities,  the  temporary  investments described in its Prospectus,  repurchase  agreements,  covered calls,  private activity  municipal  securities and hedging  instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

o        The Fund cannot make loans except to the extent  permitted  under the 1940 Act,  the rules or  regulations  thereunder  or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.

o        The Fund may not borrow money,  except to the extent permitted under the 1940 Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.

o        With respect to 75% of its assets,  the Fund cannot  purchase  securities  issued or  guaranteed by any one issuer (other than the U.S. government or its agencies or  instrumentalities),  if more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would then own more than 10% of that issuer's voting securities.

o        The Fund cannot  invest 25% or more of its total assets in any  industry.  That limit does not apply to  securities  issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment  companies.  Nor does that limit apply to municipal securities in general or to New York municipal securities.

o        The Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the
1940 Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

o        The Fund cannot underwrite securities or invest in securities that are subject to restrictions on resale.

o        The Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted under the 1940 Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o        The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

o        The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the
Fund are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.
Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it  applies  only at the  time the Fund  makes an  investment.  In that  case  the Fund  need not sell  securities  to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification.  The Fund  intends to be  "diversified"  as defined in the  Investment  Company  Act and to satisfy  the  restrictions against  investing too much of its assets in any "issuer" as set forth in the  restrictions  above.  In implementing  this policy,  the identification  of the  issuer of a  municipal  security  depends  on the terms and  conditions  of the  security.  When the assets and revenues of an agency,  authority,  instrumentality or other political  subdivision are separate from those of the government  creating it and the security is backed only by the assets and revenues of the  subdivision,  agency,  authority or  instrumentality,  the latter would be deemed to be the sole issuer.  Similarly,  if an industrial  development bond is backed only by the assets and revenues of the non-governmental  user,  then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government or some other entity  guarantees a security,  the guarantee  would be  considered a separate  security and would be treated as an issue of that government or other entity.
         In implementing the Fund's policy not to concentrate its  investments,  the Manager will consider a  non-governmental  user of facilities  financed  by  industrial  development  bonds as being in a  particular  industry.  That is done even  though  the bonds are municipal  securities,  as to  which  the  Fund  has no  concentration  limitation.  Although  this  application  of the  concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1984.

         The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of  shareholders  under
Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the  actions of the  Manager.  Although  the Fund will not  normally  hold  annual  meetings  of its  shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         Classes of Shares.  The Trustees are authorized,  without  shareholder  approval,  to create new series and classes of shares.
The Trustees may reclassify  unissued shares of the Fund into additional  series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have  cumulative  voting rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has three classes of shares: Class A, Class B, Class C. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class,
         and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a  Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense.
The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at
$25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust  contains  an express  disclaimer  of  shareholder  or Trustee liability for the Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's property for any  shareholder  held personally  liable for its  obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a  shareholder  for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally  liable as a
"partner" under certain circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held 4 meetings during the Fund's fiscal year ended September 30, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the
Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.  The Study
Committee held 6 meetings during the Fund's fiscal year ended September 30, 2002. The Study Committee evaluates and reports to the
Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.  The Proxy Committee
held 1 meeting during the Fund's fiscal year ended September 30, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the Fund ("Independent
Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following
Oppenheimer funds1 (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                        Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                     Oppenheimer Special Value Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                 Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds, Mr. Galli is also a director or trustee of 10 other portfolios in the OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on
Class A shares is waived for that group because of the economics of sales efforts realized by the Distributor.

         Messrs. Fielding, Murphy, Molleur, Wixted, and Mses. Feld and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund. As of _______________, the Trustees and officers of the fund as a group owned of record or beneficially less than 15 of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the
Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships. Mr. Reynolds has reported he has controlling interest in the
Directorship Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to
Massachusetts Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through
December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group, Inc. Mr. Reynolds estimates that the Directorship Search Group will bill Massacusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002.

The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the 1940 Act or the rules thereunder require approval by a majority of Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent Trustees approved the matter

The address of each Trustee in the chart below is 6803 S. Tucson Way, Englewood, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.    $1-$10,000         None
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1959         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly        $0         Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of        $0         Over $100,000
Trustee since 1974         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer        $0        $50,001-$100,000
Trustee since 1992         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1980         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real    $1-$10,000    $50,001-$100,000
Trustee since 1993         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0        $10,001-$50,000
Trustee since 1989         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.        $0         Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1985         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0        $50,001-$100,000
Trustee since 1991         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Fielding, Molleur and Zack and Ms. Feld is 498 Seventh
Avenue, New York, NY 10018. Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S. Tucson Way, Englewood, CO 80112-3924. Each
Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Ronald H. Fielding, Vice           Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester
President and Portfolio Manager    Division of the Manager (since January 1996); an officer of 9 portfolios in the
since                              OppenheimerFunds complex; prior to joining the Manager in January 1996, he was
Age:  53                           President and a director of Rochester Capital Advisors, Inc. (1993 - 1995), the Fund's
                                   prior investment advisor, and of Rochester Fund Services, Inc. (1986 - 1995), the
                                   Fund's prior distributor; President and a trustee of Limited Term New York Municipal
                                   Fund (1991 - 1995), Oppenheimer Convertible Securities Fund (1986 - 1995) and
                                   Rochester Fund Municipals (1986 - 1995); President and a director of Rochester Tax
                                   Managed Fund, Inc. (1982 - 1995) and of Fielding Management Company, Inc. (1982 -
                                   1995), an investment advisor.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer (since      Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999)                        Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer (since         President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
August 15, 2002)                   was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary (since November 1,       the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001)                              Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
(since August 15, 2002)            associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
(since November 1, 2001)           President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

--------------------------------- ---------------------------------------- ------------------------------------------------
  Director Name and Other Fund       As of Fiscal Year Ended __/__/__                  As of December 31, 2001
          Position(s)
        (as applicable)
--------------------------------- ---------------------------------------- ------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
                                       Aggregate           Retirement        Estimated Annual     Total Compensation From
                                                                            Retirement Benefits    All Oppenheimer Funds
                                                                            Paid at Retirement      For Which Individual
                                                        Benefits Accrued     from all Board I            Serves As
                                     Compensation       as Part of Fund            Funds              Trustee/Director
                                      from Fund1            Expenses           (33 Funds) 2              (33 Funds)
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Leon Levy                                                                                                 $173,700
Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Robert G. Galli                                                                     $ 2                  $202,8863
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Phillip Griffiths4                                                                                        $54,889
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Benjamin Lipstein                                                                                         $150,152
Study Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Elizabeth B. Moynihan                                                                                     $105,760
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Kenneth A. Randall                                                                                        $97,012
Audit Committee Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Edward V. Regan                                                                                           $95,960
Proxy Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.                                                                                  $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Donald Spiro                                                                                              $64,080
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Clayton K. Yeutter6                                                                                       $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
1.       Aggregate compensation from the Fund includes fees and deferred compensation, if any.
2.       Estimated  annual  retirement  benefits paid at retirement is based on a straight life payment plan  election.  The amount for
     Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
3.       Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I Funds.
4.       Aggregate total compensation from the Fund includes $____ deferred under Deferred Compensation Plan described below.
5.       Aggregate compensation from the Fund includes $___ deferred under Deferred Compensation Plan described below.

[If there is no "Aggregate Compensation for Fund" ($0), then add to footnote #1 the following: _________]
[If there is no "Retirement  Benefits  Accrued" ($0), then add footnote #2 in the column heading,  renumber all remaining  footnotes,  and add the following #2 footnote: No retirement benefit expenses were allocated to the Fund for fiscal year ended _________.]

|X|      Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides  for  payments  to retired  Trustees.
Payments  are up to 80% of the  average  compensation  paid  during  a  Trustee's  five (5)  years of  service  in  which  the  highest compensation  was received.  A Trustee must serve as trustee for any of the Board I  Oppenheimer  funds for at least fifteen (15) years to be  eligible  for the maximum  payment.  Each  Trustee's  retirement  benefits  will  depend on the amount of the  Trustee's  future compensation  and length of service.  Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.
|X|      Deferred  Compensation  Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation  Plan for disinterested trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled to receive  from the
Fund.  Under the plan,  the  compensation  deferred  by a Trustee is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

         Deferral  of  Trustees'  fees  under the plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any  particular  level of  compensation  to any Trustee.  Pursuant to an Order issued by the Securities and Exchange  Commission,  the Fund may invest in the funds selected by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Trustee's  deferred fee account.

|X|      Major  Shareholders.  As of  January  3,  2002,  the only  persons  who owned of  record or who were  known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

         Merrill Lynch Pierce Fenner & Smith Inc. (which advised the Fund that such shares were held  beneficially  for its customers);
         Attn. Fund Admin/#97A90,  4800 Deer Lake Drive East, Floor 3,  Jacksonville,  FL 32246, which owned 339,189.712 Class B shares
         (approximately  9.90% of the Class B shares then  outstanding)  and  95,332.131  Class C shares  (approximately  13.91% of the
         Class C shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

The portfolio manager of the Fund is principally  responsible for the day-to-day management of the Fund's investment  portfolio.  Other members of the  Manager's  fixed-income  portfolio  department,  provide the Fund's  portfolio  manager  with  research  and support in managing the Fund's portfolio.

|X|      Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is  designed  to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include persons with knowledge of the investments and investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

            The Code of Ethics is an exhibit to the Fund's  registration  statement  filed with the Securities and Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.  Copies may be obtained, after paying a  duplicating  fee, by electronic  request at the following  E-mail  address:  publicinfo@sec.gov.,  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.
|X|      The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management  services to the Fund under an investment  advisory  agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to day  business.  That  agreement  requires  the Manager,  at its expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It also requires the Manager to provide and supervise the  activities of all  administrative  and clerical personnel  required to provide effective  corporate  administration  for the Fund. Those  responsibilities  include the compilation and maintenance of records with respect to the Fund's operations,  the preparation and filing of specified reports,  and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory  agreement.  The investment  advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  fees to disinterested  Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration costs,  brokerage commissions,  and  non-recurring  expenses,  including  litigation  cost.  The  management  fees  paid by the Fund to the  Manager  are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented by that class.  The  management  fees paid by the Fund to the Manager during its last three fiscal years are listed below.

------------------------------------- -------------------------------------------------------------------------
       Fiscal Year Ended 9/30                      Management Fee Paid to OppenheimerFunds, Inc.
------------------------------------- -------------------------------------------------------------------------
------------------------------------- -------------------------------------------------------------------------
                1999                                                 $3,690,468
------------------------------------- -------------------------------------------------------------------------
------------------------------------- -------------------------------------------------------------------------
                2000                                                 $3,186,686
------------------------------------- -------------------------------------------------------------------------
------------------------------------- -------------------------------------------------------------------------
                2001                                                 $3,114,056
------------------------------------- -------------------------------------------------------------------------
         The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment  advisory  agreement,  the Manager is not  liable for any loss the Fund  sustains  for any  investment,  adoption  of any  investment  policy,  or the  purchase,  sale or retention of any security.  The agreement  permits the Manager to act as investment  adviser for any other person,  firm or corporation and to use the name  "Oppenheimer" in connection with other investment  companies for which it may act as investment adviser or general distributor.  If the Manager  shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

For the most recent renewal of the Fund's investment advisory agreement in December 2001, the board considered, with its counsel: (i)
the quality and extend of the services to be provided to the Fund by the Manager; (ii) the depth of organization, expertise and experience of the Manager; (iii) the financial resources of the Manager; (iv) the ability of the Manager to retain and attract qualified personnel; (v) the performance of assets managed by the Manager in the Fund's investment style; (vi) benefits derived by the Manager from its relationship with the Fund, including receipt of  tangible and intangible research by allocating the Fund's brokerage per section 28(e) of the Securities Exchange Act of 1934; and (vii) the overall experience and reputation of the Manager in providing such services to investment companies. In addition, the Board reviewed and discussed the terms and conditions of the investment advisory agreement. Based upon its review, the Board of Trustees concluded that the terms of the Fund's investment advisory agreement are reasonable, fair and in the best interests of the Fund and its shareholders, and that the fees provided therein are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

|X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced
Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory  Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio  securities for the Fund. The investment  advisory  agreement allows the Manager to use  broker-dealers to effect the Fund's portfolio  transactions.  Under the agreement,  the Manager may employ those broker-dealers  (including  "affiliated"
brokers,  as that term is defined in the  Investment  Company Act) that,  the Manager thinks in its best judgment based on all relevant factors,  will implement the Fund's policy to obtain,  at reasonable  expense,  the "best execution" of portfolio  transactions.  "Best execution"  refers to prompt and reliable  execution at the most  favorable  price  obtainable.  The Manager need not seek  competitive commission  bidding.  However,  the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions  paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith  determination  that the commission is fair and reasonable in relation to the services provided.  Subject to those other  considerations,  as a factor in selecting brokers for the Fund's  portfolio  transactions,  the  Manager may also  consider  sales of shares of the Fund and other  investment  companies managed by the Manager or its affiliates.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the  provisions  of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally the Manager's  portfolio  traders  allocate brokerage upon  recommendations  from the Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Most securities  purchases made by the Fund are in principal  transactions at net prices. The Fund usually deals directly with the selling or  purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the
Manager  determines  that a better price or execution may be obtained by using the services of a broker.  Therefore,  the Fund does not incur substantial  brokerage costs.  Portfolio  securities  purchased from underwriters  include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers include a spread between the bid and asked price.

         The Fund seeks to obtain prompt  execution of orders at the most  favorable  net prices.  In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase or sale of the option and any  transaction  in the  investment  to which the option relates.

         Other funds advised by the Manager have  investment  objectives and policies  similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  When possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its  affiliates.  The  transactions  under those  combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research services provided  by a  particular  broker may be useful  only to one or more of the  advisory  accounts  of the  Manager  and its  affiliates.
Investment  research  received by the Manager for the  commissions  paid by those other accounts may be useful both to the Fund and one or more of the  Manager's  other  accounts.  Investment  research  services  may be  supplied  to the  Manager by a third  party at the instance of a broker through which trades are placed.  Investment  research  services  include  information  and analysis on particular companies and industries as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations, information  systems,  computer  hardware  and similar  products  and  services.  If a research  service  also assists the Manager in a non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board permits the Manager to use stated  commissions  on secondary  fixed-income  agency trades to obtain  research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency  basis at the stated  commission,  and (iii) the trade is not a riskless  principal  transaction.  The Board of
Trustees  permits the Manager to use concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

         The research  services  provided by brokers  broaden the scope and  supplement  the research  activities of the Manager.  That research  provides  additional  views and  comparisons  for  consideration  and helps the Manager to obtain market  information for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides information to the Board of the Fund about the commissions paid to brokers furnishing  research  services,  together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the Distributor  acts as the Fund's principal  underwriter in the  continuous  public  offering of the  different  classes of shares of the Fund.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of  printing  and mailing  prospectuses,  other than those  furnished  to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

         The sales charges and  concessions  paid to, or retained by, the  Distributor  from the sale of shares during the Fund's three most recent fiscal years,  and the contingent  deferred sales charges  retained by the  Distributor on the redemption of shares for the most recent fiscal year are shown in the table below:

  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
  Fiscal Year   Aggregate          Class A Front-End    Commissons on       Comissions on       Comissions on
                Front-End Sales    Sales Charges        Class A Shares      Class B Shares      Class C Shares
                Charges on Class   Retained by          Advanced by         Advanced by         Advanced by
  Ended 9/30:   A Shares           Distributor2         Distributor1        Distributor1        Distributor1
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
      1999          $ 572,576           $116,793             $38,094             $351,127            $22,047
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
      2000          $ 335,490           $ 68,368             $ 1,081             $164,076            $15,900
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
      2001          $ 486,206           $102,243             $23,462             $320,311            $27,439
  ------------- ------------------ -------------------- ------------------- ------------------- -------------------
1.       The  Distributor  advances  concession  payments to dealers  for certain  sales of Class A shares and for sales of Class B and
     Class C shares from its own resources at the time of sale.
2.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

  ---------------------------- ----------------------------- --------------------------- ---------------------------
          Fiscal Year               Class A Contingent           Class B Contingent          Class C Contingent
                                      Deferred Sales               Deferred Sales              Deferred Sales
                                   Charges Retained by          Charges Retained by         Charges Retained by
          Ended 9/30:                  Distributor                  Distributor                 Distributor
  ---------------------------- ----------------------------- --------------------------- ---------------------------
  ---------------------------- ----------------------------- --------------------------- ---------------------------
             2001                          $311                       $88,638                      $1,674
  ---------------------------- ----------------------------- --------------------------- ---------------------------

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its Class A shares and  Distribution  and Service  Plans for its Class B and Class C shares under Rule 12b-1 of the  Investment  Company  Act.  Under those  plans,  the Fund makes  payments to the
Distributor in connection with the distribution and/or servicing of the shares of the particular class.

         The Manager may use profits from the advisory fee it receives  from the Fund.  The  Distributor  and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

         Unless a plan is terminated as described  below,  the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

         The Board and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase  materially the amount of payments  to be made under the plan must be approved by  shareholders  of the class  affected by the  amendment.  Because
Class B shares  automatically  convert into Class A shares  after six (6) years,  the Fund must obtain the approval of both Class A and
Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan.

         While the plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Fund's
Board of Trustees at least  quarterly  for its review.  The reports  shall  detail the amount of all  payments  made under a plan,  the
purpose for which the  payments  were made and the  identity  of each  recipient  of a payment.   The report on the Class B and Class C
plans shall also include the  Distributor's  distribution  costs for the quarter.  Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

         Each plan states that while it is in effect,  the selection or  replacement  and  nomination of those Trustees of the Fund who are not "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This provision does not prevent the  involvement  of others in the  selection  and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Fund's  Independent  Trustees.  Initially,  the Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

|X|      Class A Service Plan.  Under the Class A service plan,  the  Distributor  currently uses the fees it receives from the Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred to as  "recipients")  for  personal  services and account maintenance services they provide for their customers who hold Class A shares. The services include,  among others,  answering customer inquiries  about the Fund,  assisting  in  establishing  and  maintaining  accounts  in the Fund,  making the Fund's  investment  plans available  and  providing  other  services  at the  request of the Fund or the  Distributor.  The  Distributor  makes  payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets of Class A shares held in accounts of the service providers or their customers.

         For the fiscal year ended  September 30, 2001,  payments under the Plan for Class A shares totaled  $1,236,382  which was paid by the Distributor to recipients.  That included $20,246 to an affiliate of the Distributor.  Any unreimbursed expenses the Distributor incurs with  respect to Class A shares for any fiscal year may not be  recovered  in  subsequent  years.  The  Distributor  may not use payments received under the Class A plan to pay any of its interest  expenses,  carrying charges,  other financial costs, or allocation of overhead.

|X|      Class B and Class C Service and Distribution  Plans.  Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business day during the period.  The Class B and Class C plans  provide  for the  Distributor  to be  compensated  at a flat rate,  whether  the  Distributor's distribution  expenses are more or less than the amounts  paid by the Fund under the plans  during that  period.  The types of services that recipients  provide are similar to the services  provided under the Class A service plan described above.  When Class B or Class C shares are sold without the  designation of a  broker-dealer,  the  Distributor is  automatically  designated as the  broker-dealer  of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B and Class C shares.

         The Class B and Class C plans  permit the  Distributor  to retain both the  asset-based  sales  charges and the service fee on shares or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.  However,  the  Distributor  presently intends to pay  recipients  the  service  fee on Class B and Class C shares in advance  for the first year the shares are  outstanding.
After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance  payment is based on the net asset value of shares sold.  Shares  purchased  by exchange do not qualify for an advance  service fee payment.  If Class B or Class C shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

         The  Distributor  retains the  asset-based  sales charge on Class B shares.  The  Distributor  retains the  asset-based  sales charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the  asset-based  sales  charge as an ongoing concession  to the  recipient  on  Class C  shares  outstanding  for a year or  more.  If a dealer  has a  special  agreement  with the
Distributor,  the  Distributor  will pay the Class B and/or  Class C  service  fees and the  asset-based  sales  charge  to the  dealer quarterly in lieu of paying the sales concessions and service fees in advance at the time of purchase.

         The  asset-based  sales charge on Class B and Class C shares allows  investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate dealers that sell those shares.  The Distributor's  actual expenses in selling Class B and
Class C shares may be more than the payments it receives from contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.  The Fund pays the  asset-based  sales charge to the  Distributor  for its services  rendered in distributing
Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service  fees as  described  in the
              Prospectus,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of shares, and
o        bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately  compensate  dealers that sell Class B and Class C shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives  payments  under  the  plans  consistent  with  the  service  fees  and  asset-based  sales  charges  paid  by  other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if

 --------------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/01
 --------------------------------------------------------------------------------------------------------------------
 -------------------- -------------------- ------------------------ ------------------------ ------------------------
 Class:                 Total Payments       Amount Retained by          Distributor's            Distributor's
                                                                                              Unreimbursed Expenses
                                                                    Aggregate Unreimbursed    as % of Net Assets of
                          Under Plan             Distributor          Expenses Under Plan             Class
 -------------------- -------------------- ------------------------ ------------------------ ------------------------
 -------------------- -------------------- ------------------------ ------------------------ ------------------------
 Class B Plan
                           $480,893               $374,384                $1,585,286                  3.41%
 -------------------- -------------------- ------------------------ ------------------------ ------------------------
 -------------------- -------------------- ------------------------ ------------------------ ------------------------
 Class C Plan
                           $ 69,680               $ 17,585                 $ 128,129                  1.55%
 -------------------- -------------------- ------------------------ ------------------------ ------------------------

         All payments under the Class B and Class C plans are subject to the  limitations  imposed by the Conduct Rules of the National
Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to  illustrate  its  performance.  These  terms  include
"standardized  yield,"  "tax-equivalent  yield," "dividend  yield," "average annual total return,"  "cumulative total return," "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how yields and total  returns are calculated  is set forth below.  The charts  below show the Fund's  performance  as of its most recent  fiscal year end. You can obtain current  performance  information by calling the Fund's Transfer Agent at 1.800.CALL.OPP or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any advertisement  by the Fund of its performance  data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1, 5 and  10-year  periods (or the life of the class,  if less)  ending as of the most recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for  publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

         Use of  standarized  performance  calculations  enables an investor to compare the Fund's  performance  to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparison with other investments:
o        Yields and total returns  measure the  performance of a hypothetical  account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model performance data if your dividends are received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
o        The Fund's performance returns do not reflect the effect of taxes on distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal  value of the Fund's shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is  because  of the  different  kinds of  expenses  each class  bears.  The yields and total  returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's  investments,  the maturity of those investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|      Yields.  The Fund uses a variety of different  yields to illustrate its current returns.  Each class of shares  calculates its yield separately because of the different expenses that affect each class.

|_|      Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as "yield") is shown for a class of shares for a stated  thirty  (30) day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the thirty  (30) day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized  yield is  calculated  using the  following  formula set forth in rules  adopted by the  Securities  and Exchange
Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                STANDARIZED YIELD = 2 (A-B) + 1)-1
                                                       ---
                                                       CD
         The symbols above represent the following factors:
         a =   dividends and interest earned during the thirty (30) day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c =   the average  daily number of shares of that class  outstanding  during the thirty (30) day period that were  entitled to receive dividends.
         d =   the  maximum  offering  price per share of that class on the last day of the  period,  adjusted  for  undistributed  net investment income.
         The standardized  yield for a particular  thirty (30) day period may differ from the yield for other periods.  The SEC formula assumes  that the  standardized  yield for a thirty  (30) day  period  occurs at a  constant  rate for a six (6)  month  period  and is annualized  at the end of the six (6) month period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any thirty (30) day period.

|_|      Dividend  Yield.  The Fund  may  quote a  "dividend  yield"  for each  class  of its  shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period.  To calculate  dividend yield, the dividends of a class declared during a stated  period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the yield) and  divided by the  maximum offering price on the last day of the dividend period.  The formula is shown below:

                                    Dividend Yield = Dividends paid x 12
                                                                  Maximum Offering Price (Payment date).

                  The maximum  offering  price for Class A shares  includes  the current  maximum  initial  sales  charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

|_|      Tax-Equivalent  Yield.  The  "tax-equivalent  yield" of a class of shares is the equivalent yield that would have to be earned on a taxable  investment  to achieve the  after-tax  results  represented  by the Fund's  tax-equivalent  yield.  It adjusts the Fund's standardized  yield,  as calculated  above,  by a stated Federal tax rate.  Using  different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

         The  tax-equivalent  yield is based on a thirty (30) day period,  and is computed by dividing  the  tax-exempt  portion of the
Fund's  current yield (as  calculated  above) by one minus a stated income tax rate. The result is added to the portion (if any) of the
Fund's current yield that is not tax-exempt.

         The  tax-equivalent  yield may be used to compare the tax  effects of income  derived  from the Fund with income from  taxable investments  at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable  income (the net amount subject to Federal and state income tax after deductions and  exemptions).  The  tax-equivalent  yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

------------------------------------------------------------------------------------------------------------------------------
                                   The Fund's Yields for the 30-Day Periods Ended 9/30/01
------------------------------------------------------------------------------------------------------------------------------
-------------- ------------------------------------ ------------------------------------ -------------------------------------
Class of               Standardized Yield                     Dividend Yield                 Tax-Equivalent Yield (43.74%
Shares                                                                                      Combined Federal/New York Tax
                                                                                                       Bracket)
-------------- ------------------------------------ ------------------------------------ -------------------------------------
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
               Without Sales     After Sales        Without Sales      After Sales       Without Sales      After Sales
               Charge (NAV)      Charge (MOP)       Charge(NAV)        Charge(MOP)       Charge(NAV)        Charge(MOP)
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
Class A             4.67%              4.45%              5.13%             4.89%              8.30%              7.91%
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
Class B             3.89%               N/A               4.39%              N/A               6.91%               N/A
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------
Class C             3.89%               N/A               4.39%              N/A               6.91%               N/A
-------------- ----------------- ------------------ ------------------ ----------------- ------------------ ------------------

|X|      Total Return  Information.  There are different  types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming  that all  dividends  and capital gains distributions  are  reinvested  in  additional  shares  and that the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten (10) years).  An average  annual total return shows the average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average  annual total  returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current  maximum sales charge of 4.75% (as a percentage of the offering price) is deducted  from the initial  investment  ("P") (unless the return is shown without  sales  charge,  as described  below).  For
Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year,  1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the one (1)
year period.

|_|      Average Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded rate of return for each year in a  specified  number  of  years.  It is the rate of return  based on the  change  in value of a  hypothetical  initial investment of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that investment, according to the following formula:

                                                ERV  - 1 = AVERAGE ANNUAL TOTAL RETURN
                                                ----
                                                 P
|_|      Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n               - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

|_|      Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures  the  change  in value  of a  hypothetical investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

                                        ERV - P = TOTAL RETURN
                                        -------
                                            P
|_|      Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average  annual total return
"at net asset value" (without  deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset  value per share at the  beginning  and the end of the  period for a  hypothetical  investment  in that class of shares  (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------
                               The Fund's Total Returns for the Periods Ended 9/30/01
----------------------------------------------------------------------------------------------------------------------
----------------- ------------------------ ---------------------------------------------------------------------------
Class of Shares      Cumulative Total                             Average Annual Total Returns
                   Returns (10 years or
                      life of class)
----------------- ------------------------ ---------------------------------------------------------------------------
----------------- ------------------------ ----------------------- ------------------------- -------------------------
                                                   1-Year                  5-Years                   10-Years
                                                                      (or life of class)        (or life of class)
----------------- ------------------------ ----------------------- ------------------------- -------------------------
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
                     After     Without     After        Without       After       Without       After       Without
                     Sales     Sales       Sales         Sales        Sales        Sales        Sales        Sales
                    Charge       Charge     Charge      Charge       Charge       Charge       Charge       Charge
                     (MOP)       (NAV)       (MOP)       (NAV)        (MOP)        (NAV)        (MOP)        (NAV)
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
Class A             76.25%1     85.03%1      4.56%       9.77%        4.75%        5.77%        5.83%        6.35%
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
Class B             49.01%2     49.01%2      3.94%       8.94%        4.65%        4.98%        4.76%        4.76%
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
Class C             36.18%3     36.18%3      8.03%       9.03%        4.98%        4.98%        5.20%        5.20%
----------------- ------------ ----------- ---------- ------------ ------------ ------------ ------------ ------------
1. Inception of Class A:   8/16/84.
2. Inception of Class B:   3/1/93.  Because  Class B shares  convert  to Class A shares 72  months  after  purchase,  the life of class return for Class B uses Class A performance for the period after conversion.
3. Inception of Class C:   8/29/95.

   -----------------------------------------------------------------------------------------------------------------
                        Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                                            For the Periods Ended XX/XX/XX
   -----------------------------------------------------------------------------------------------------------------
   -------------------------- ------------------------- -------------------------- ---------------------------------
                                       1-Year            5-Year or Life of Class       10-Year or Life of Class
   -------------------------- ------------------------- -------------------------- ---------------------------------
   -------------------------- ------------------------- -------------------------- ---------------------------------
        After Taxes on                 XX.XX%                    XX.XX%                         XX.XX%
         Distributions
   -------------------------- ------------------------- -------------------------- ---------------------------------
   -------------------------- ------------------------- -------------------------- ---------------------------------
   After Taxes on                      XX.XX%                    XX.XX%                         XX.XX%
   Distributions and
   Redemption of Fund Shares
   -------------------------- ------------------------- -------------------------- ---------------------------------
1.       Inception of Class A shares: xx/xx/xx.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an appropriate  broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting  the Transfer  Agent at the addresses or telephone numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its  performance  to that of other investments,  including  other mutual funds,  or use rankings of its  performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

|X|      Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper,
Inc.  ("Lipper").  Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.  Lipper  monitors the  performance of regulated investment  companies,  including the Fund, and ranks their performance for various periods in categories based on investment styles.  The  performance  of the Fund is ranked by Lipper  against all other New York  municipal  debt funds.  The Lipper  performance rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also  publishes  "peer-group"  indices of the  performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|      Morningstar  Rankings.  From time to time the Fund may publish the star  ranking of the  performance  of its classes of shares by  Morningstar,  Inc.,  ("Morningstar")  an  independent  mutual fund  monitoring  service.  Morningstar  ranks  mutual funds in broad investment  categories:  domestic stock funds,  international  stock funds,  taxable bond funds and municipal  bond funds.  The Fund is ranked among municipal bond funds.

         Morningstar  proprietary star rankings reflect historical  risk-adjusted  total investment return. For each fund with at least a three-year history,  Morningstar calculates a Morningstar RatingTM based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including  the effects of sales charges,  loads,  and redemption  fees),  placing more emphasis on downward  variations and rewarding  consistent  performance..  The top 10% of funds in each category  receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5%  receive 2 stars and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction  of one fund within this scale and rated  separately,  which may cause  slight  variations  in the distribution  percentages.  The Overall  Morningstar  Rating for a fund is derived from a weighted  average of the performance  figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings metrics.

         The Fund may also  compare  its  performance  to that of other  funds in its  Morningstar  category.  In  addition to its star rankings,  Morningstar also categorizes and compares a fund's three (3) year performance  based on Morningstar's  classification of the fund's  investments  and  investment  style,  rather  than how a fund  defines  its  investment  objective.  Morningstar's  four  broad categories (domestic equity,  international equity,  municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment  styles.  Those  comparisons by Morningstar  are based on the same risk and return  measurements as its star rankings but do not consider the effect of sales charges.

|X|      Performance  Rankings  and  Comparisons  by Other  Entities  and  Publications.  From time to time the Fund may include in its advertisements  and sales literature  performance  information about the Fund cited in newspapers and other periodicals such as The New
York Times,  The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including Lipper and  Morningstar.  The performance of the Fund's Class A, Class B or Class C shares may be compared in publications  to the  performance  of  various  market  indices or other  investments,  and  averages,  performance  rankings  or other benchmarks prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare the Fund's Class A, Class B or Class C returns to the return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.  However,  the
Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor  services provided by them to  shareholders of the Oppenheimer  funds,  other than  performance  rankings of the  Oppenheimer  funds  themselves.
Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From  time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return  performance  of a hypothetical  investment  account that includes shares of the Fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance of the Fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally,  form time to time, the
Fund's  advertisements  and sales  literature  may  include,  for  illustrative  or  comparative  purposes,  statistical  data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, counties or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

---------------------------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
---------------------------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information about the special sales charge  arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25.  Effective November 1, 2002, for any new Asset Builder Plan, each purchase through  AccountLink  must be at least $50 and  shareholders  must invest at least $500 before an
                                                                                 ---
Asset  Builder  Plan can be  established  on a new  account.  Accounts  established  prior to November 1, 2001,  will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is instructed to initiate the Automated
Clearing  House  ("ACH")  transfer to buy the  shares.  Dividends  will begin to accrue on shares  purchased  with the  proceeds of ACH transfers on the business  day the Fund  receives  Federal  Funds for the purchase  through the ACH system  before the close of The New
York Stock  Exchange.  The Exchange  normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business  day after the close of the  Exchange,  the  shares  will be  purchased  and  dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers  are normally  received by the Fund three days after the transfers are  initiated.
If the  proceeds of the ACH  transfer are not received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase order.  The  Distributor  and the  Fund  are not  responsible  for any  delays  in  purchasing  shares  resulting  from  delays  in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described  in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|      Right of  Accumulation.  To qualify for the lower sales  charge rates that apply to larger  purchases  of Class A shares,  you and your spouse can add together:
o        Class A and Class B shares you  purchase for your  individual  accounts  including  IRAs and 403(b)  plans,  or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current  purchases of Class A and Class B shares of the Fund and other  Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously  purchased  subject to an initial or contingent  deferred sales charge to reduce  the sales  charge  rate for  current  purchases  of Class A shares,  provided  that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|      The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                        Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                        Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                         Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                      Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                      Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                      Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                  Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                      Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                      Oppenheimer Value Fund
Oppenheimer International Bond Fund                          Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                        Rochester Fund Municipals
Oppenheimer International Small Company Fund                 OSM1 - Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                     OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund             OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                     OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                       OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                      OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

         Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
         Centennial Government Trust                                  Oppenheimer Cash Reserves
         Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.

1"OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market funds.  Under certain  circumstances  described in this Statement of Additional  Information,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.
The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the
Class A shares  purchased  during that period.  You can include  purchases made up to 90 days before the date of the Letter.  Letter of intent do not consider Class C shares you purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or
Class A and Class B shares of the Fund (and other Oppenheimer  funds) during a 13-month period (the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation to current  purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering  price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of Intent period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that period, do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow",  below (those terms may be amended by the  Distributor from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those  amendments will apply  automatically  to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase amount, the  concessions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus,  the sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions  allowed or paid to the dealer over the amount of concessions  that apply to the actual  amount of  purchases.  The excess  concessions  returned to the  Distributor  will be used to purchase  additional shares  for the  investor's  account  at the net asset  value per share in  effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the
Distributor  about the  Letter in placing  any  purchase  orders for the  investor  during  the  Letter of Intent  period.  All of such purchases must be made through the Distributor.

|X|      Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the  intended  purchase  amount  specified  in the  Letter  shall be held in escrow  by the  Transfer  Agent.  For example,  if the  intended  purchase  amount is $50,000,  the escrow  shall be shares  valued in the amount of $2,500  (computed at the offering  price  adjusted for a $50,000  purchase).  Any  dividends  and capital  gains  distributions  on the escrowed  shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified under the Letter is completed  within the 13- month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  13-month  Letter of Intent  period the total  purchases  pursuant to the Letter are less than the intended  purchase  amount  specified  in the Letter,  the investor  must remit to the  Distributor  an amount equal to the  difference between  the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will apply to any  shares  redeemed  prior to the completion of the Letter.  If the  difference in sales charges is not paid within 20 days after a request from the  Distributor  or the dealer,  the  Distributor  will,  within 60 days of the  expiration of the Letter,  redeem the number of escrowed  shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.
If a request is received to redeem  escrowed  shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.       The shares  eligible  for purchase  under the Letter (or the holding of which may be counted  toward  completion  of a Letter)
include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject  to a Class A initial  or  contingent  deferred  sales  charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.
         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an Asset  Builder  Plan to buy shares  directly  from a bank  account,  Currently,  the  minimum investment  is $25 to establish an Asset  Builder  Plan,  and will remain at $25 for those  accounts  established  prior to November 1,
2002.  However,  as described above under  "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and  shareholders  must invest at least
                                                                                                ---
$500 before an Asset Builder Plan can be  established.you  must enclose a check (the minimum in $25) for the initial purchase with your application.  Shares  purchased by Asset  Builder Plan  payments  from bank  accounts are subject to the  redemption  restrictions  for recent  purchases  described in the  Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset Builder
Plans may not be used to buy shares for OppenheimerFunds-employer-sponsored qualified retirements accounts.

         If you  make  payments  from  your  bank  account  to  purchase  shares  of the  Fund,  your  bank  account  will  be  debited automatically.  Normally  the debit will be made two business  days prior to the  investment  dates you  selected on your  application.
Neither the  Distributor,  the Transfer  Agent or the Fund shall be  responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the  application  and return it. You may change  the  amount of your Asset  Builder  payment or you can  terminate  these  automatic  investments  at any time by writing to the
Transfer  Agent.  The Transfer  Agent  requires a reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred when the net asset values of the Fund's shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of  Shares.  Each  class of shares of the Fund  represents  an  interest  in the same  portfolio  of  investments  of the Fund.
However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The  availability of three different  classes of shares permits an investor to choose the method of purchasing  shares that is more  appropriate  for the  investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales  charge.  While Class B and
Class C shares have no initial  sales  charge,  the purpose of the deferred  sales charge and  asset-based  sales charge on Class B and
Class C shares is the same as that of the initial sales charge on Class A shares to compensate  the  Distributor  and brokers,  dealers and financial  institutions  that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue Service,  the conversion  of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation of those laws should change, the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect.

         Although  Class B shares  could  then be  exchanged  for Class A shares on the basis of  relative  net asset  value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six (6) years.
|X|      Allocation of Expenses.  The Fund pays expenses  related to its daily  operations,  such as custodian  fees,  Trustees'  fees, transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those  expenses  reduce the net asset values of shares,  and therefore are  indirectly  borne by  shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of the Fund's share classes  recognizes two types of expenses.  General  expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all classes.  The allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service
Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
                         ------------------------

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.  The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The  Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information means "Eastern time". The
Exchange's  most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving Day and Christmas Day. It may
also close on other days.  Dealers  other than  Exchange  members  may conduct  trading in  municipal  securities  on days on which the
Exchange is closed  (including  weekends  and  holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be  significantly  affected on such days when shareholders may not purchase or redeem shares.

         Dealers  other than  Exchange  members may conduct  trading in  municipal  securities  on days on which the Exchange is closed
(including  weekends and holidays) or after 4:00 P.M. on a regular  business day. The Fund's net asset values will not be calculated on those days, and the values of some of the Fund's  portfolio  securities may change  significantly  on those days when  shareholders may not purchase or redeem shares.

Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those securities are  determined,  but before the close of The New York Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable,  may establish a valuation,  under procedures  established  by the Board and subject to the  approval,  ratification  and  confirmation  by the Board at its next  ensuing meeting.

|X|      Securities  Valuation.  The Fund's Board of Trustees has  established  procedures for the valuation of the Fund's  securities.
In general those procedures are as follows:

o        Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean between the "bid"
and "asked" prices  determined by a portfolio  pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The  following  securities  are valued at the mean  between  the "bid" and  "asked"  prices  determined  by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of
                  60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities  (including  restricted  securities)  not  having  readily-available  market  quotations  are  valued at fair value determined under the Board's procedures.

         If the Manager is unable to locate two market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked"
price is available).

         In the case of municipal  securities,  when last sale  information  is not  generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments on the basis of quality,  yield,  and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts,  calls,  and futures and municipal  bond index  futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq(R),  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the closing  "bid" and "asked"  prices on the principal  exchange or on Nasdaq(R)on the valuation  date. If not, the value shall be the closing  bid price on the  principal  exchange  or on Nasdaq(R)on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq(R),  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and
Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

CHECKWRITING.  When a check is presented to United  Missouri  Bank (the "Bank") for  clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables  the shareholder  to continue  receiving  dividends on those  shares  until the check is presented to the Fund.  Checks may not be presented for payment at the offices of the Bank or the Fund's  custodian.  This  limitation does not affect the use of checks for the payment of bills or to  obtain  cash at other  banks.  The Fund  reserves  the  right to  amend,  suspend  or  discontinue  offering  checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing  the account  application  or by  completing  a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an  officer,  general partner,  trustee or other  fiduciary  or agent,  as  applicable,  duly  authorized  to act on behalf of such  registered owner(s);
(3)      authorizes the Fund,  its Transfer  Agent and any bank through which the Fund's drafts  (checks) are payable to pay all checks drawn on the Fund  account of such  person(s)  and to redeem a  sufficient  amount of shares  from that  account to cover payment of each check;
(4)      specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn against joint accounts, or accounts for corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account,  even if that account  is  registered  in the  names of more  than one  person or more than one  authorized  signature  appears  on the
              Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or  termination  of checkwriting  privileges  or for  redeeming  shares to pay  checks  reasonably  believed  by them to be  genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds  by Federal  Funds Wire.  The  Federal  Funds wire of  redemption  proceeds  may be delayed if the Fund's custodian  bank is not open for  business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the
Fund's next regular  business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank  business day on which the Fund is open for  business.  No  dividends  will be paid on the  proceeds of redeemed  shares  awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o        Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent  deferred  sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares. The Fund may amend,  suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains  tax  payable  on that  gain.  If  there  has  been a  capital  loss on the  redemption,  some or all of the  loss may not be tax deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the Fund or another of the  Oppenheimer  funds within ninety
(90) days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption  is  ordinarily  made in cash.  However, under certain  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

         The Fund has  elected to be  governed  by Rule 18f-1  under the 1940 Act.  Under that rule,  the Fund is  obligated  to redeem shares  solely  in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund  during  any 90 day  period  for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions in kind using the same method the Fund uses to value its portfolio securities  described  above under  "Determination  of Net Asset  Values Per  Share".  That  valuation  will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those  shares is less than $200 or such lesser  amount as the Board may fix. The Board of
Trustees will not cause the  involuntary  redemption of shares in an account if the aggregate net asset value of such shares has fallen below  the  stated  minimum  solely as a result  of  market  fluctuations.  If the  Board  exercises  this  right,  it may also fix the requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may  alternatively  set requirements  for the  shareholder  to increase  the  investment,  or set other terms and  conditions  so that the shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the  imposition of the Class B or Class C contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The Exchange on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  account   application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the account  application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund  cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases, shareholders  should not make regular additional Class A share purchases while  participating in an Automatic  Withdrawal Plan. Class B and Class C shareholders should not establish  withdrawal plans,  because of the potential  imposition of the contingent deferred sales charge on such  withdrawals  (except where the contingent  deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans,  as stated  below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.
|X|      Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount that may be exchanged to each other fund account is $25.  Effective  November 1,
2002 the minimum  that may be  exchanged to each other fund  account is $50.  Instructions  should be provided on the  OppenheimerFunds
Application  or  signature-guaranteed  instructions.  Exchanges  made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

|X|      Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed  first.  Shares  acquired with reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares  acquired  with a sales charge,  to the extent  necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the requested  change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the
Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have  not  been  redeemed  will be  held in  uncertificated  form  in the  name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However,  should such uncertificated  shares become exhausted,
Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged only for shares of the same class of other  Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list  showing  which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund              Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,
     Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market
     Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM Active Balanced
     Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the
     Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds offered  with a sales charge upon  payment of the sales  charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds  managed  by the  Manager or its  subsidiaries)  redeemed  within  the  thirty  (30) days  prior to that  purchase  may subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent deferred  sales charge.  To qualify for that  privilege,  the investor or the  investor's  dealer must notify the  Distributor  of eligibility  for this privilege at the time the shares of Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by  reinvestment of dividends or  distributions  from any of the other  Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although the Fund may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days' notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

|X|      How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund Municipals)
     acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate
     Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on
     Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
     Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

|X|      Limits on Multiple  Exchange Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests  for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|      Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investors  must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone lines are busy (which might occur,  for example,  during periods of substantial  market  fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|      Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer  Agent receives an  exchange  request in proper  form (the  "Redemption  Date").  Normally,  shares of the fund to be  acquired  are  purchased  on the
Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five  business  days if it  determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder
Plan or  Automatic  Withdrawal  Plan,  will be  switched  to the new fund  account  unless  you tell the  Transfer  Agent not to do so.
However,  special redemption and exchange features such as Automatic  Exchange Plans and Automatic  Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information,  or would  include  shares  covered by a share  certificate  that is not tendered  with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege",  above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.
Dividends and Taxes

Dividends  and  Distributions.  Dividends  will be payable on shares held of record at the time of the  previous  determination  of net asset  value,  or as  otherwise  described  in "How to Buy Shares".  Daily  dividends  will not be declared or paid on newly  purchased shares until such time as Federal Funds (funds  credited to a member  bank's  account at the Federal  Reserve Bank) are available  from the purchase  payment for such shares.  Normally,  purchase  checks  received from investors are converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and including the day on which the redemption  request is received by the Transfer Agent in proper form.  Dividends will be declared on shares  repurchased by a dealer or broker for three business days  following the trade date (that is, up to and including the day prior to settlement of the  repurchase).
If all shares in an account are redeemed,  all dividends  accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's  practice of attempting to pay dividends on Class A shares at a constant  level requires the Manager to monitor the
Fund's  portfolio and, if necessary,  to select  higher-yielding  securities when it is deemed  appropriate to seek income at the level needed to meet the  target.  Those  securities  must be within the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a targeted  level from its net  investment  income and other  distributable  income  without  any impact on the net asset values per share.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market Fund, Inc.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The  amount of a  distribution  paid on a class of  shares  may vary from time to time  depending  on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same  manner,  at the same time and on the same day for  shares of each  class.  However,  dividends  on Class B and Class C shares are expected to be lower than dividends on Class A shares.  That is due to the effect of the asset-based  sales charge on Class B and Class
C shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference  in net asset  value among the  different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

              Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year.
If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income
(in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within
12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98%
of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

         A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.
         The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving
Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which)
such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

         Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the New York alternative minimum tax.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the
                                                                                                                      -
proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number
                                                                                              -------
or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a
                                                                               -
gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.
However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed
Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the
U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then
                                                        ---
the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed
Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S.
tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of the  Fund  may  elect to  reinvest  all  dividends  and/or  capital  gains distributions in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made at net asset value  without  sales  charge at the net asset value per share in effect at the close of business on the payable  date of the  dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the  shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions  from shares of certain of the other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the Manager that acts as the Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles  shareholder  servicing  and  administrative  functions.  It serves as the Transfer  Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets. The custodian's  responsibilities  include safeguarding and controlling  the Fund's  portfolio  securities,  and  handling  the delivery of such  securities  to and from the Fund.  It will be the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the
Manager and its  affiliates.  The Fund's cash balances  with the  custodian in excess of $100,000 are not protected by federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                                              Appendix A

                                                  MUNICIPAL BOND RATINGS DEFINITIONS

Below  are  summaries  of the  rating  definitions  used by the  nationally-recognized  rating  agencies  listed  below  for  municipal securities.  Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality.  They carry the smallest  degree of investment  risk.  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various  protective  elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds  rated "Aa" are judged to be of high  quality by all  standards.  Together  with the "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered as  upper-medium-grade  obligations.  Factors giving  security to principal  and interest are  considered  adequate but elements may be present  which  suggest a  susceptibility  to impairment some time in the future.

Baa:  Bonds rated "Baa" are  considered  medium-grade  obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements may be lacking or may be characteristically  unreliable  over any great  length  of time.  Such  bonds  lack  outstanding  investment  characteristics  and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate  and thereby not well  safeguarded  during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance of interest and principal  payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.
C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

Con.  (...):  Bonds  for which the  security  depends  on the  completion  of some act or the  fulfillment  of some  condition  are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in operating  experience,  (c) rentals that begin when  facilities are completed,  or (d) payments to which some other limiting  condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1, 2, and 3 in each generic  rating  classification  from "Aa" through  "Caa." The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category;  the modifier "2" indicates a mid-range  ranking;
and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term obligations that are investment grade.  Short-term speculative  obligations are designated "SG."
For variable rate demand obligations,  a two-component rating is assigned.  The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled  principal and interest  payments.  The second element (VMIG)  represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent  protection is afforded by established cash flows,  highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable credit quality.  Liquidity and cash-flow  protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Rating Services, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's")
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than obligations in higher-rated  categories.  However,  the obligor's capacity to meet its financial  commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant  speculative  characteristics.  "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality and protective  characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds  rated  "BB"  are less  vulnerable  to  nonpayment  than  other  speculative  issues.  However,  these  face  major  ongoing uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions  which  could lead to the  obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than  obligations  rated "BB," but the obligor  currently has the capacity to meet its financial  commitment on the  obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon  favorable  business,  financial,  and economic conditions  for the  obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse  business,  financial  or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

D: Bonds rated "D" are in payment  default.  The "D" rating  category is used when payments on an  obligation  are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes  that such payments will be made during such grace  period.  The "D" rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar  action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus  or minus  sign to show relative standing within the major rating categories. c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.
p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
r: The `r'  highlights  derivative,  hybrid,  and certain  other  obligations  that  Standard & Poor's  believes  may  experience  high volatility or high  variability in expected  returns as a result of noncredit  risks.  Examples of such obligations are securities with principal or interest  return  indexed to equities,  commodities,  or  currencies;  certain swaps and options;  and  interest-only  and principal-only  mortgage securities.  The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity  to pay  principal  and  interest.  An issue with a very  strong  capacity  to pay debt  service is given a (+)
designation.
SP-2:  Satisfactory capacity to pay principal and interest,  with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                              Appendix B

                                                Municipal Bond Industry Classifications

Adult Living Facilities
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Water Utilities

                                                              Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
o

                              Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.
However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the
Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
o        Purchases of Class A shares aggregating $1 million or more.
o        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans)
     that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o        Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
                  Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
o

                                         Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
o        The Manager or its affiliates.
o        Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
o        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
o        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
o        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
o        Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
o        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
     Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
o        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
o        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
o        A unit investment trust that has entered into an appropriate agreement with the Distributor.
o        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
o

Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
o        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
     Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
o        Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
o        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
     (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
     Distributor.
o        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer
     Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
o        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
o        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
o        To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
o        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to
     "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
o        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
o        For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the
     Distributor allowing this waiver.
o        For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
o        For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
     Distributor.
o                                  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
o        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
o        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.
     The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o        The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary.
o        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
     Lynch or an independent record keeper under a contract with Merrill Lynch.
o        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of
     $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
o        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age
                  59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
o        Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement
     Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
o        Shares sold to the Manager or its affiliates.
o        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o        Shares issued in plans of reorganization to which the Fund is a party.
o        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
o          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for
                                                                Value Funds
---------------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the
Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various
Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
o        acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for
     Value Funds, or
o        purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

o        Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's
Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

o        Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o        Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of
1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

o        Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
     Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o        Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
     Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

o         Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                                                       Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut
Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

o        Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
     CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1%
     contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
o

Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one
     (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
                  Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
                  Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut
Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or
Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
         401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
         Incorporation, or as adopted by the Board of Directors of the Fund.
o                             Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
o                        Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
---------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o        the Manager and its affiliates,
o        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's
     Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o        dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
o        dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

|-|

---------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer New York Municipal Fund
---------------------------------------------------------------------------------------------------------------------------------------

Internet WebSite:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, New York 10018

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, New York 10018

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL.OPP

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw
       1675 Broadway
       New York, New York 10019-5820

       1234
       PX0360.1102

                                        OPPENHEIMER NEW YORK MUNICIPAL FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits

(a)      Amended and Restated Declaration of Trust dated June 7, 2002:  Filed herewith.

(b)      By-Laws as amended through December 14, 2000: Previously filed with Registrant's Post-Effective
Amendment No. 27, 1/24/02 and incorporated herein by reference.

(c)      (i)      Specimen Class A Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 27, 1/24/02 and incorporated herein by reference.

         (ii)     Specimen Class B Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 27, 1/24/02 and incorporated herein by reference.

         (iii)    Specimen Class C Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 27, 1/24/02 and incorporated herein by reference.

(d)      Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective
Amendment No. 8, 12/3/90, refiled with Registrant's Post-Effective Amendment No. 14, 1/27/95, pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

(e)      (i)      General Distributor's Agreement dated December 10, 1992:  Previously filed with Registrant's
Post-Effective Amendment No. 12, 11/26/93, and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v)      Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)      (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

         (ii)     Form of Deferred Compensation Plan for Disinterested Trustees/Directors:  Filed with
Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated herein by reference.

(g)      Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:  Previously filed with Post-Effective Amendment No. 33  to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated July 3, 1984:  Previously filed with Registrant's Pre-Effective
Amendment No. 1 to Registrant's Registration Statement 7/12/84 , refiled with Registrant's Post-Effective
Amendment No. 14, 1/27/95 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Auditors Consent:  To be filed by amendment.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated June 29, 1984:  Filed with
Pre-Effective amendment No. 1 to Registrant's Registration Statement, 7/12/84, refiled with Registrant's
Post-Effective Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)      (i)      Amended and Restated Service Plan and Agreement for Class A shares dated June 10, 1993:
Previously filed with Registrant's Post-Effective Amendment No. 13, 1/24/94, and incorporated herein by reference.

(ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated February 12,
1998:  Previously filed with Registrant's  Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

(iii)    Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated February 12,
1998:  Previously filed with Registrant's Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:
Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves
(Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)      Powers of Attorney for all Trustees/Directors and Officers except for John Murphy (including Certified
Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

(i) Power of Attorney for John Murphy: Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with the Registration Statement of Oppenheimer Emerging Growth
Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of
1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position  Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years
---------------------------         -------------------------

Timothy L. Abbuhl,
Assistant Vice President   None.

Amy B. Adamshick,
Vice President    Formerly at Scudder Kemper Investments (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President      None.

Edward J. Amberger,
Assistant Vice President   None.

Janette Aprilante,
Vice President and Secretary        As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OAM
Institutional, Inc.

Hany S. Ayad,
Assistant Vice President   None.

Victor W. Babin,
Senior Vice President      None.

Bruce L. Bartlett,
Senior Vice President      None.

John Michael Banta,
Assistant Vice President   None.

Lerae A. Barela,
Assistant Vice President   None.

George Batejan,
Executive Vice President/
Chief Information Officer  None.

Kevin Baum,
Vice President    None.

Connie Bechtolt,
Assistant Vice President   None.

Robert Behal
Assistant Vice President   None.

Kathleen Beichert,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Erik S. Berg,
Assistant Vice President   None.

Rajeev Bhaman,
Vice President    None.

Mark Binning,
Assistant Vice President   None.

Robert J. Bishop,
Vice President    An officer of other Oppenheimer funds.

John R. Blomfield,
Vice President    None.

Chad Boll,
Assistant Vice President   None

Lowell Scott Brooks,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Richard Buckmaster,
Vice President    None.
Bruce Burroughs
Vice President    None.

Michael A. Carbuto         None
Vice President

Claudia Calich,
Assistant Vice President   None.

Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       None.

Ronald G. Chibnik,
Assistant Vice President   Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).

H.C. Digby Clements,
Vice President: Rochester Division  None.

Peter V. Cocuzza,
Vice President    None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division         None.

John Damian,
Vice President    Formerly Vice President with Citigroup Asset Management (November 1999-December 2000); Director
with Citigroup Asset Management (January 2001-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer and Director       Chairman of the Board and a director (since June 1999) and Senior Managing Director
(since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior
Managing Director and director (since February 2001) of OAM Institutional, Inc.; Trustee (since 1993) of Awhtolia
College - Greece.

John M. Davis,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc.

Robert A. Densen,
Senior Vice President      None.

Ruggero de'Rossi,
Vice President    Formerly Chief Strategist at ING Barings (July
1998 - March 2000).

Craig P. Dinsell,
Executive Vice President   None.

Randall C. Dishmon,
Assistant Vice President   Associate with Booz Allen & Hamilton (1998-June 2001).

Rebecca K. Dolan
Vice President    None.

Steven D. Dombrower,
Vice President    Vice President of OppenheimerFunds, Inc.

Bruce C. Dunbar,
Vice President    None.

Richard Edmiston,
Assistant Vice President   None.

Daniel R. Engstrom,
Assistant Vice President   None.

Armand B. Erpf,
Assistant Vice President   None.

James R. Erven
Assistant Vice President   None.

George R. Evans,
Vice President    None.

Edward N. Everett,
Vice President    None.

George Fahey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.
Leslie A. Falconio,
Vice President    Vice President of HarbourView Asset Management Corporation.

Scott T. Farrar,
Vice President    Assistant Treasurer of Oppenheimer Millennium Funds plc; an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel      Vice President OppenheimerFunds, Distributor, Inc.; Vice President, Assistant
Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset
Management, Inc.; an officer of other Oppenheimer funds.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division        Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
Insurance Company; Governor of St. John's College; Director of International Museum of Photography at George
Eastman House; an officer and/or portfolio manager of certain Oppenheimer funds.

Paul Fitzsimmons,
Assistant Vice President   None.

P. Lyman Foster,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Vice President of
Prudential Investments (August 1999-April 2000).

David Foxhoven,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Legacy Program.

Colleen M. Franca,
Assistant Vice President   None.

Crystal French,
Vice President    None.

Dan P. Gangemi,
Vice President    None.

Dan Gagliardo,
Assistant Vice President   Formerly Assistant Vice President at Mitchell Hutchins (January 2000-October 2000).

Subrata Ghose,
Assistant Vice President   Formerly equity analyst at Fidelity Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President   None.

Alan C. Gilston,
Vice President    None.

Jill E. Glazerman,
Vice President    None.

Paul M. Goldenberg,
Vice President    None.

Mike Goldverg,
Assistant Vice President   None.

Laura Granger,
Vice President    Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice
President of HarbourView Asset Management Corporation; President and director of OppenheimerFunds International
Ltd.; President. Chief Executive Officer, Chairman of the Board and director of Oppenheimer Trust Company;
director of Trinity Investment Management Corp., Secretary/Treasurer of OppenheimerFunds Legacy Program (a
Colorado non-profit corporation); Executive Vice President of OFI Private Investments, Inc.; Executive Vice
President of OAM Institutional, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President      None.

Robert Guy,
Senior Vice President      None.

David Hager,
Vice President    None.

Robert Haley,
Assistant Vice President   None.

Marilyn Hall,
Vice President    None.

Kelly Haney,
Assistant Vice President   None.
Thomas B. Hayes,
Vice President    None.

Dorothy F. Hirshman,
Vice President    None.

Merryl I. Hoffman,
Vice President and Senior Counsel   As of December 2001: Secretary of HarbourView Asset Management Corporation,
OFI Private Investments, Inc. and OAM Institutional, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program.

Merrell I. Hora,
Vice President    None.

Scott T. Huebl,
Vice President    Assistant Vice President of OppenheimerFunds Legacy Program.

Margaret Hui,
Assistant Vice President   None.

James G. Hyland,
Assistant Vice President   None.

Steve P. Ilnitzki,
Senior Vice President      Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President and Assistant Counsel        Vice President of OppenheimerFunds Distributor, Inc.; Assistant
Secretary of Shareholder Financial Services, Inc. and OppenheimerFunds Legacy Program; Vice President and
Assistant Secretary of Shareholder Services, Inc.; an officer of other Oppenheimer funds.

William Jaume,
Vice President    Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset
Management Corporation; and of OAM Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President    None.

John Jennings,
Vice President    None.

Lewis A. Kamman,
Vice President    None.

Jennifer E. Kane,
Assistant Vice President   None.

Lynn O. Keeshan,
Senior Vice President      None.

Thomas W. Keffer,
Senior Vice President      None.

Cristina J. Keller,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Michael Keogh,
Vice President    None.

Garrett K. Kolb,
Assistant Vice President   None.

Walter G. Konops,
Assistant Vice President   None.

Avram D. Kornberg,
Senior Vice President      None.

James Kourkoulakos,
Vice President.   None.

Joseph Krist,
Assistant Vice President   None.

Guy E. Leaf,
Assistant Vice President   None.

Christopher M. Leavy,
Senior Vice President      Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
(1997-September 2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel Formerly an attorney with Van Eck Global (until December 2000).

Laura Leitzinger,
Vice President    Vice President of Shareholder Financial Services, Inc.

Michael S. Levine,
Vice President    None.

Gang Li,
Assistant Vice President   None.

Shanquan Li,
Vice President    None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel   None.

Bill Linden,
Assistant Vice President   None.

Malissa B. Lischin,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc Formerly an associate manager with Investment Management Analyst at Prudential (1996 - March 2000).

Reed Litcher,
Vice President    None.

David P. Lolli,
Assistant Vice President   None.

Daniel G. Loughran
Vice President: Rochester Division  None.

Patricia Lovett,
Vice President    Vice President of Shareholder Financial Services, Inc. and Senior Vice President of Shareholder
Services, Inc.

David M. Mabry,
Vice President    Vice President of Oppenheimer Trust Company.

Steve Macchia,
Vice President    None.

Angelo G. Manioudakis      None
Senior Vice President

Marianne Manzolillo,
Assistant Vice President   Formerly Vice President for DLJ High Yield Research Department (February 1993 - July
2000).

Philip T. Masterson,
Vice President and
Associate Counsel None.

Lisa Migan,
Assistant Vice President   None.

Andrew J. Mika,
Senior Vice President      None.

Joy Milan,
Vice President    None.

Denis R. Molleur,
Vice President and
Senior Counsel    An officer of other Oppenheimer funds.

Nikolaos D. Monoyios,
Vice President    None.

Charles Moon
Vice President    Formerly an executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June 1999 - March 2002)

John Murphy,
Chairman, President, Chief Executive
Officer and Director       Director of OppenheimerFunds Distributor, Inc., President of Centennial Asset
Management Corporation, HarbourView Asset Management Corporation, Trinity Investments Management Corporation, OFI
Private Investments, Inc., OAM Institutional, Inc. and Tremont Advisers, Inc.; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.;
Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; President and a
trustee of other Oppenheimer funds; Executive Vice President of MassMutual Life Insurance Company; director of
DLB Acquisition Corp.

Thomas J. Murray,
Vice President    None.

Kenneth Nadler,
Vice President    None.

David Negri,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Richard Nichols,
Vice President    None.

Barbara Niederbrach,
Assistant Vice President   None.

Robert A. Nowaczyk,
Vice President    None.

Raymond C. Olson,
Assistant Vice President   Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
Treasurer of Centennial Asset Management Corporation.

Mark Paris,
Assistant Vice President   None.

Frank J. Pavlak,
Vice President    None.

David P. Pellegrino,
Vice President    None.

Allison C. Pells,
Assistant Vice President   None.

James F. Phillips,
Vice President    None.

Jane C. Putnam,
Vice President    None.

Michael E. Quinn,
Vice President    None.

Julie S. Radtke,
Vice President    None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division         None.

Brian N. Reid
Assistant Vice President   Formerly an Assistant Vice President with Eaton
         Vance Management (January 2000 - January 2002)

Thomas P. Reedy,
Vice President    Vice President (since April 1999) of HarbourView Asset Management Corporation.

Kristina Richardson,
Assistant Vice President   None.

David Robertson,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Director of Sales
& Marketing at Schroder Investment Management North America (March 1998-March 2000).

Rob Robis,
Assistant Vice President   None.

Antoinette Rodriguez,
Assistant Vice President   None.

Jeffrey S. Rosen,
Vice President    None.

Richard H. Rubinstein,
Senior Vice President      None.

James H. Ruff,
Executive Vice President   President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset
Management Corporation; Executive Vice President of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President   President and director of Shareholder Services, Inc. and Shareholder Financial
Services, Inc.

Rohit Sah,
Assistant Vice President   None.

Valerie Sanders,
Vice President    None.

Jeffrey R. Schneider,
Vice President    None.

Ellen P. Schoenfeld,
Vice President    None.

Scott A. Schwegel,
Assistant Vice President   None.

Allan P. Sedmak
Assistant Vice President   None.

Jennifer L. Sexton,
Vice President    Vice President of OFI Private Investments, Inc.

Martha A. Shapiro,
Vice President    None.

Steven J. Sheerin,
Vice President    Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).

Bonnie Sherman,
Assistant Vice President   None.

David C. Sitgreaves,
Assistant Vice President   None.
Enrique H. Smith,
Assistant Vice President   Formerly a business analyst with Goldman Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President    None.

Louis Sortino,
Assistant Vice President:
Rochester Division         None.

Keith J. Spencer,
Vice President    None.

Cathleen R. Stahl,
Assistant Vice President   Assistant Vice President and Manager of Women & Investing Program.

Richard A. Stein,
Vice President: Rochester Division  None.

Arthur P. Steinmetz,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Jayne M. Stevlingson,
Vice President    None.

Gregory J. Stitt,
Vice President    None.

John P. Stoma,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc.

Wayne Strauss,
Assistant Vice President:
Rochester Division         None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel Since December 2001, Secretary of Oppenheimer Trust Company. Formerly, Associate General
Counsel, Chief Compliance Officer, Corporate Secretary and Vice President of Winmill & Co. Inc. (formerly Bull &
Bear Group, Inc.), CEF Advisers, Inc. (formerly Bull & Bear Advisers, Inc.), Investor Service Center, Inc. and
Midas Management Corporation (November 1997 - March 2000).
Mary Sullivan,
Assistant Vice President   None.

Kevin L. Surrett,
Assistant Vice President   None.

Susan B. Switzer,
Vice President    None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

Eamon Tubridy,
Assistant Vice President   None.

Cameron Ullyat,
Assistant Vice President   None.

Mark S. Vandehey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
and Shareholder Services, Inc.

Maureen Van Norstrand,
Assistant Vice President   None.

Phillip F. Vottiero,
Vice President    None.

Samuel Sloan Walker,
Vice President    Vice President of HarbourView Asset Management Corporation.

Teresa M. Ward,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Darrin L. Watts,
Assistant Vice President   None.

Jerry A. Webman,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division         None.

Barry D. Weiss,
Vice President    None.

Christine Wells,
Vice President    None.

Joseph J. Welsh,
Vice President    None.

Catherine M. White,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant
Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.

William L. Wilby,
Senior Vice President      None.

Donna M. Winn,
Senior Vice President      President, Chief Executive Officer and Director of OFI Private Investments, Inc.;
Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor,
Inc.

Kenneth Winston,
Senior Vice President      Principal at Richards & Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and
  Treasurer       Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services,
Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OAM Institutional, Inc.; Treasurer
and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
and OppenheimerFunds Legacy Program; an officer of other Oppenheimer funds.

Carol Wolf,
Senior Vice President      An officer of certain Oppenheimer funds; serves on the Board of Chinese Children
Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's
Hospital Oncology Department.

Kurt Wolfgruber,
Senior Vice President      Director of Tremont Advisers, Inc. (as of January 2002).

Caleb C. Wong,
Vice President    None.

Edward C. Yoensky,
Assistant Vice President   None.

Robert G. Zack
Senior Vice President,     General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of
Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
Management Corporation and OAM Institutional, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer
Trust Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC
Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of
Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program; an officer of other
Oppenheimer funds.

Jill Zachman,
Vice President: Rochester Division  None.

Neal A. Zamore,
Vice President    Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President    None.

Alex Zhou,
Assistant Vice President   None.
Arthur J. Zimmer,
Senior Vice President      Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.
Susan Zimmerman,
Vice President    None.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Intermediary Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):

     Gartmore Millennium Growth Fund II
     Jenninson Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Englewood, Colorado
80112.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OAM
Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal  Positions & Offices       Positions & Offices
Business Address  with Underwriter  with Registrant
----------------  ----------------  ---------------

Robert Agan (1)   Vice President    None

Janette Aprilante (1)      Secretary        None

Jason R. Bach     Vice President    None
3264 Winthrop Circle
Marietta, GA 30067

Kathleen Beichert (1)      Vice President   None

Gabriella Bercze (2)       Vice President   None

Douglas S. Blankenship     Vice President   None
17011 Woodbark
Spring, TX  77379

Tracey Blinzler (1)        Assistant Vice President  None

Kevin Bonner (1)  Vice President    None

L. Scott Brooks (2)        Vice President   None

Kevin E. Brosmith Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

Jeffrey W. Bryan (2)       Vice President   None

Susan Burton      Vice President    None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron        Vice President   None
6 Dahlia Drive
Irvine, CA 92618

Robert A. Coli    Vice President    None
12 White Tail Lane
Bedminster, NJ 07921

Jill E. Crockett (2)       Assistant Vice President  None

Jeffrey D. Damia (2)       Vice President   None

John Davis (2)    Assistant Vice President  None

Stephen J. Demetrovits (2) Vice President   None

Michael W. Dickson         Vice President   None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro Vice President    None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrower (2)       Vice President   None

George P. Dougherty        Vice President   None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman Vice President    None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

John Eiler (2)    Vice President    None

Kent M. Elwell    Vice President    None
35 Crown Terrace
Yardley, PA  19067

Gregg A. Everett  Vice President    None
7124 Trysail Circle
Tampa, FL 33607

George R. Fahey   Vice President    None
9 Townview Court
Flemington, NJ 08822

Eric C. Fallon    Vice President    None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2)      Vice President   Assistant Secretary

Mark J. Ferro (2) Vice President    None

Ronald H. Fielding (3)     Vice President   None

Patrick W. Flynn (1)       Senior Vice President     None

John E. Forrest (2)        Senior Vice President     None

John ("J") Fortuna (2)     Vice President   None

P. Lyman Foster (2)        Senior Vice President     None

Luiggino J. Galleto        Vice President   None
10302 Riesling Court
Charlotte, NC 28277

Michelle M. Gans  Vice President    None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti   Vice President    None
6 Cyndi Court
Flemington, NJ 08822

Raquel Granahan (2)        Vice President   None

Ralph Grant (2)   Senior Vice President     None

Michael D. Guman  Vice President    None
3913 Pleasant Avenue
Allentown, PA 18103

Tonya N. Hammet   Assistant Vice President  None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger      Vice President   None
90 Gates Street
Portsmouth, NH 03801

Phillipe D. Hemery         Vice President   None
184 Park Avenue
Rochester, NY 14607

Elyse R. Jurman Herman     Vice President   None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

Wendy G. Hetson   Vice President    None
4 Craig Street
Jericho, NY 11753

Kristen L. Heyburn         Vice President   None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2)       Vice President   None

Edward Hrybenko (2)        Vice President   None

Brian F. Husch (2)         Vice President   None

Richard L. Hymes (2)       Assistant Vice President  None

Kathleen T. Ives (1)       Vice President   Assistant Secretary

Eric K. Johnson   Vice President    None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson   Vice President    None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh Vice President    None
2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2)    Vice President   None

Brian G. Kelly    Vice President    None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2) Vice President    None

Lisa Klassen (1)  Assistant Vice President  None

Richard Klein     Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Richard Knott (2) Vice President    None

Dean Kopperud (2) Senior Vice President     None

Brent A. Krantz   Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia    Vice President    None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Tracey Lange (2)  Vice President    None

Malissa Lischin (2)        Assistant Vice President  None

James V. Loehle   Vice President    None
30 Wesley Hill Lane
Warwick, NY 10990

John J. Lynch     Vice President    None
5341 Ellsworth
Dallas, TX 75206

Mark Macken       Vice President    None
462 Lincoln Avenue
Sayville, NY 11782

Michael Magee (2) Vice President    None

Steven C. Manns   Vice President    None
1941 W. Wolfram
Chicago, IL 60657

Todd A. Marion    Vice President    None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin   Vice President    None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

LuAnn Mascia (2)  Assistant Vice President  None

Theresa-Marie Maynier      Vice President   None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello     Vice President   None
704 Beaver Road
Leetsdale, PA 15056

John C. McDonough Vice President    None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan   Vice President    None
18424 12th Avenue West
Lynnwood, WA 98037

John V. Murphy (2)         Director President and Trustee
                  President

Wendy Jean Murray Vice President    None
32 Carolin Road
Upper Montclair, NJ 07043

Christina Nasta (2)        Assistant Vice President  None

Kevin P. Neznek (2)        Vice President   None

Patrick J. Noble  Vice President    None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel      Vice President    None
2408 Eagleridge Drive
Henderson, NV 89014

Raymond Olson (1) Assistant Vice President  None
         & Treasurer

Gayle E. Pereira  Vice President    None
2707 Via Arboleda
San Clemente, CA 92672

Brian C. Perkes   Vice President    None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit Vice President    None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti        Vice President   None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2)    Senior Vice President     None

Christopher L. Quinson     Vice President   None
19 Cayuga Street
Rye, NY 10580

Minnie Ra         Vice President    None
100 Dolores Street, #203
Carmel, CA 93923

Heather Rabinowitz (2)     Assistant Vice President  None

Gary D. Rakan     Vice President    None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso   Vice President    None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

Douglas Rentschler         Vice President   None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2)         Vice President   None

Ruxandra Risko(2) Vice President    None

David R. Robertson (2)     Senior Vice President     None

Kenneth A. Rosenson        Vice President   None
24753 Bantage Point Terr.
Malibu, CA 90265

James H. Ruff (2) President & Director      None

William R. Rylander        Vice President   None
85 Evergreen Road
Vernon, CT 06066

Thomas Sabow (2)  Vice President    None

Alfredo Scalzo    Vice President    None
9616 Lake Chase Island Way
Tampa, FL 33626

Michael Sciortino Vice President    None
785 Beau Chene Drive
Mandeville, LA 70471

Eric Sharp        Vice President    None
862 McNeill Circle
Woodland, CA 95695

Debbie Simon (2)  Vice President    None

Douglas Bruce Smith        Vice President   None
808 South 194th Street
Seattle,WA 98148

William A. Spetrino        Vice President   None
7631 Yennicook Way
Hudson, OH 44236

Bryan Stein (2)   Vice President    None

John Stoma (2)    Senior Vice President     None

Brian C. Summe    Vice President    None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)         Assistant Vice President  None

George T. Sweeney Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

Scott McGregor Tatum       Vice President   None
704 Inwood
Southlake, TX 76092

James Taylor (2)  Assistant Vice President  None

Martin Telles (2) Senior Vice President     None

David G. Thomas   Vice President    None
1328 N. Cleveland Street
Arlington, VA 22201

Bryan K.Toma      Vice President    None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker   Vice President    None
1930 W. Barry Ave., #2
Chicago, IL 60657

Tanya Valency (2) Vice President    None

Vince Vernette    Assistant Vice President  None

Mark Vandehey (1) Vice President    None

Teresa Ward (1)   Vice President    None

Michael J. Weigner         Vice President   None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise        Vice President    None
3249 Earlmar Drive
Los Angeles, CA 90064

Catherine White (2)        Assistant Vice President  None

Thomas Wilson (2) Vice President    None

Donna Winn (2)    Senior Vice President     None

Philip Witkower (2)        Senior Vice President     None

Cary Patrick Wozniak       Vice President   None
18808 Bravata Court
San Diego, CA 92128

Gregor D. Yuska   Vice President    None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Robert G. Zack (2)         General Counsel  Secretary
         and Director      Vice President and Secretary
(1)6803 South Tucson Way, Englewood, CO 80112
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not Applicable.

Item 28. Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the
23rd day of September, 2002.

                                            OPPENHEIMER NEW YORK MUNICIPAL FUND

                                            /s/ John V. Murphy
                                            --------------------------------------
                                            John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                      Title                           Date
----------                                      -----                           ----

/s/ Leon Levy*                              Chairman of the

------------------                          Board of Trustees                   September 23, 2002
Leon Levy

/s/ Donald W. Spiro*                    Vice Chairman of the                    September 23, 2002
-------------------------                Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                     President                               September 23, 2002
------------------------------          Principal Executive
John V. Murphy                          Officer and Trustee

/s/ Robert G. Galli*                    Trustee                                 September 23, 2002

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*               Trustee                                 September 23, 2002

---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                  Trustee                                 September 23, 2002

--------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*              Trustee                                 September 23, 2002

--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                 Trustee                                 September 23, 2002

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                    Trustee                                 September 23, 2002

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*           Trustee                                 September 23, 2002

---------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*                    Treasurer and Principal                 September 23, 2002
-------------------------               Financial and
Brian W. Wixted                         Accounting Officer

/s/ Clayton K. Yeutter*                                                         September 23, 2002

----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

OPPENHEIMER NEW YORK MUNICIPAL FUND
EXHIBIT INDEX
-------------

Exhibit No.       Description
-----------       -----------

23(a)             Amended and Restated Declaration of Trust